UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

CALVERT SOCIAL INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's Telephone Number)

September 30
Date of Fiscal Year End

March 31, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Report to Stockholders.

Calvert Balanced Fund
Calvert Bond Fund
Calvert Equity Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Calvert Social Investment Fund Calvert Balanced Fund • Calvert Bond Fund • Calvert Equity Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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TABLE OF CONTENTS

Performance and Fund Profile
2	Calvert Balanced Fund
3	Calvert Bond Fund
4	Calvert Equity Fund
5	Endnotes and Additional Disclosures
6	Fund Expenses
8	Financial Statements
81	Board of Trustees’ Contract Approval
90	Officers and Trustees
91	Important Notices

CALVERT BALANCED FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA, and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	1.35%	8.21%	6.20%	10.11%
Class A with 4.75% Maximum Sales Charge	—	—	-3.46	3.07	5.17	9.58
Class C at NAV	03/01/1994	10/21/1982	0.99	7.42	5.36	9.22
Class C with 1% Maximum Sales Charge	—	—	0.02	6.42	5.36	9.22
Class I at NAV	12/27/2004	10/21/1982	1.53	8.53	6.60	10.60
Class R6 at NAV	02/01/2019	10/21/1982	1.54	8.54	6.61	10.60

Russell 1000® Index	—	—	-1.76%	9.30%	10.63%	16.04%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	4.63	4.48	2.74	3.76
Balanced Blended Benchmark	—	—	1.03	7.68	7.59	11.22

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			0.96%	1.71%	0.71%	0.67%
Net			0.93	1.68	0.68	0.64

Fund Profile

ASSET ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)[5]

Equity	61.2%	Microsoft Corp.	2.7%
Fixed-Income	38.8%	Alphabet, Inc., Class C	2.2%
Total	100.0%	Apple, Inc.	2.2%
		Amazon.com, Inc.	1.9%
		Visa, Inc., Class A	1.8%
		Verizon Communications, Inc.	1.6%
		Bank of America Corp.	1.6%
		Danaher Corp.	1.4%
		Procter & Gamble Co. (The)	1.4%
		PepsiCo, Inc.	1.3%
		Total	18.1%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	4.02%	4.13%	2.89%	4.43%
Class A with 3.75% Maximum Sales Charge	—	—	0.13	0.22	2.10	4.02
Class C at NAV	06/01/1998	08/24/1987	3.60	3.31	2.03	3.57
Class C with 1% Maximum Sales Charge	—	—	2.60	2.31	2.03	3.57
Class I at NAV	03/31/2000	08/24/1987	4.12	4.46	3.31	4.95
Class R6 at NAV	10/03/2017	08/24/1987	4.15	4.47	3.32	4.96

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	4.63%	4.48%	2.74%	3.76%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			0.78%	1.58%	0.58%	0.51%
Net			0.73	1.53	0.53	0.46

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[4]

Corporate Bonds	41.4%
Asset-Backed Securities	25.7%
U.S. Treasury Obligations	14.4%
Collateralized Mortgage-Backed Obligations	8.7%
Commercial Mortgage-Backed Securities	2.5%
Floating Rate Loans	2.4%
Taxable Municipal Obligations	1.9%
U.S. Government Agencies and Instrumentalities	1.4%
Sovereign Government Bonds	0.6%
High Social Impact Investments	0.5%
U.S. Government Agency Mortgage-Backed Securities	0.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 3

CALVERT EQUITY FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	7.30%	19.77%	12.77%	16.20%
Class A with 4.75% Maximum Sales Charge	—	—	2.21	14.07	11.68	15.64
Class C at NAV	03/01/1994	08/24/1987	6.90	18.92	11.92	15.33
Class C with 1% Maximum Sales Charge	—	—	5.97	17.92	11.92	15.33
Class I at NAV	11/01/1999	08/24/1987	7.47	20.14	13.22	16.75
Class R6 at NAV	10/03/2017	08/24/1987	7.49	20.15	13.22	16.75

Russell 1000® Growth Index	—	—	-2.34%	12.75%	13.49%	17.51%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.01%	1.76%	0.76%	0.69%
Net			0.99	1.74	0.74	0.67

Fund Profile

SECTOR ALLOCATION (% of total investments)		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	26.8%	Visa, Inc., Class A	4.8%
Health Care	17.4%	Danaher Corp.	4.8%
Industrials	11.1%	Microsoft Corp.	4.7%
Consumer Discretionary	9.0%	Thermo Fisher Scientific, Inc.	4.7%
Communication Services	8.8%	Alphabet, Inc., Class C	4.6%
Materials	8.2%	Linde plc	4.1%
Financials	7.8%	Ecolab, Inc.	3.9%
Consumer Staples	5.2%	MasterCard, Inc., Class A	3.6%
Real Estate	4.5%	Dollar General Corp.	3.5%
Venture Capital Limited Partnership Interests	0.5%	Zoetis, Inc.	3.5%
High Social Impact Investments	0.5%	Total	42.2%
Venture Capital	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

4 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class C and Class I for each Fund and Class R6 for Calvert Bond Fund and Calvert Equity Fund and (February 1, 2019 to March 31, 2019) for Class R6 of Calvert Balanced Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

CALVERT BALANCED FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$1,013.50	$4.72**	0.94%
Class C	$1,000.00	$1,009.90	$8.47**	1.69%
Class I	$1,000.00	$1,015.30	$3.22**	0.64%
Class R6	$1,000.00	$1,048.50	$1.06**	0.64%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,020.24	$4.73**	0.94%
Class C	$1,000.00	$1,016.50	$8.50**	1.69%
Class I	$1,000.00	$1,021.74	$3.23**	0.64%
Class R6	$1,000.00	$1,021.74	$3.23**	0.64%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

6 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,040.20	$3.97**	0.78%
Class C	$1,000.00	$1,036.00	$8.07**	1.59%
Class I	$1,000.00	$1,041.20	$2.70**	0.53%
Class R6	$1,000.00	$1,041.50	$2.60**	0.51%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.04	$3.93**	0.78%
Class C	$1,000.00	$1,017.00	$8.00**	1.59%
Class I	$1,000.00	$1,022.29	$2.67**	0.53%
Class R6	$1,000.00	$1,022.39	$2.57**	0.51%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

CALVERT EQUITY FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,073.00	$5.17**	1.00%
Class C	$1,000.00	$1,069.00	$9.08**	1.76%
Class I	$1,000.00	$1,074.70	$3.67**	0.71%
Class R6	$1,000.00	$1,074.90	$3.57**	0.69%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.95	$5.04**	1.00%
Class C	$1,000.00	$1,016.16	$8.85**	1.76%
Class I	$1,000.00	$1,021.39	$3.58**	0.71%
Class R6	$1,000.00	$1,021.49	$3.48**	0.69%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 7

CALVERT BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 60.3%
Aerospace & Defense - 1.4%
CAE, Inc.	218,800	4,848,032
Hexcel Corp.	81,000	5,601,960
		10,449,992

Banks - 3.4%
Bank of America Corp.	424,800	11,720,232
JPMorgan Chase & Co.	83,000	8,402,090
PNC Financial Services Group, Inc. (The)	40,200	4,930,932
		25,053,254

Beverages - 1.3%
PepsiCo, Inc.	78,996	9,680,960

Biotechnology - 1.4%
Exact Sciences Corp. (1)	34,600	2,997,052
Gilead Sciences, Inc.	60,489	3,932,390
Vertex Pharmaceuticals, Inc. (1)	18,600	3,421,470
		10,350,912

Capital Markets - 0.9%
S&P Global, Inc.	30,700	6,463,885

Chemicals - 0.9%
Ecolab, Inc.	36,200	6,390,748

Commercial Services & Supplies - 1.5%
Waste Connections, Inc.	50,500	4,473,795
Waste Management, Inc.	63,725	6,621,665
		11,095,460

Consumer Finance - 1.2%
American Express Co.	81,000	8,853,300

Containers & Packaging - 1.2%
Ball Corp.	155,809	9,015,109

Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (1)	58,000	6,641,580

Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	203,307	12,021,543

8 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electrical Equipment - 1.6%
AMETEK, Inc.	97,900	8,122,763
Emerson Electric Co.	51,600	3,533,052
		11,655,815

Energy Equipment & Services - 1.5%
Core Laboratories NV	51,400	3,543,002
National Oilwell Varco, Inc.	139,702	3,721,661
TechnipFMC plc	160,910	3,784,603
		11,049,266

Entertainment - 0.7%
Walt Disney Co. (The)	49,304	5,474,223

Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	43,800	8,631,228
AvalonBay Communities, Inc.	39,999	8,028,999
		16,660,227

Food & Staples Retailing - 0.8%
Performance Food Group Co. (1)	154,552	6,126,441

Food Products - 1.1%
Mondelez International, Inc., Class A	168,670	8,420,006

Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (1)	141,700	5,438,446
Danaher Corp.	79,900	10,548,398
		15,986,844

Health Care Providers & Services - 1.1%
Anthem, Inc.	28,100	8,064,138

Household Products - 1.4%
Procter & Gamble Co. (The)	98,100	10,207,305

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	102,100	4,761,944

Industrial Conglomerates - 0.5%
3M Co.	16,211	3,368,322

Insurance - 1.8%
American International Group, Inc.	102,900	4,430,874
First American Financial Corp.	78,643	4,050,115
Progressive Corp. (The)	73,000	5,262,570
		13,743,559

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Interactive Media & Services - 3.5%
Alphabet, Inc., Class C (1)	14,112	16,557,751
CarGurus, Inc. (1)	44,900	1,798,694
IAC/InterActiveCorp (1)	37,200	7,816,092
		26,172,537

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (1)	7,766	13,829,305

IT Services - 4.1%
Amdocs Ltd.	81,767	4,424,412
Fiserv, Inc. (1)(2)	96,700	8,536,676
GoDaddy, Inc., Class A (1)	53,300	4,007,627
Visa, Inc., Class A	86,800	13,557,292
		30,526,007

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	28,297	7,745,455

Machinery - 1.3%
Gardner Denver Holdings, Inc. (1)	195,200	5,428,512
Parker-Hannifin Corp.	24,600	4,221,852
		9,650,364

Multi-Utilities - 1.4%
CMS Energy Corp.	89,173	4,952,668
Sempra Energy	42,315	5,325,766
		10,278,434

Pharmaceuticals - 2.7%
GlaxoSmithKline plc ADR	120,200	5,023,158
Jazz Pharmaceuticals plc (1)	40,600	5,803,770
Merck & Co., Inc.	112,500	9,356,625
		20,183,553

Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	120,000	4,915,200
Texas Instruments, Inc.	63,796	6,766,842
		11,682,042

Software - 5.1%
Adobe, Inc. (1)	21,524	5,735,931
Intuit, Inc.	19,367	5,062,727
Microsoft Corp.	171,051	20,173,755
Salesforce.com, Inc. (1)	43,400	6,873,258
		37,845,671

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 2.7%
Home Depot, Inc. (The)	47,900	9,191,531
Lowe’s Cos., Inc.	41,500	4,543,005
TJX Cos., Inc. (The)	113,500	6,039,335
		19,773,871

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	86,252	16,383,567

Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear, Inc.	183,100	6,586,107

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (1)	355,500	4,689,045

Venture Capital - 0.2%
CFBanc Corp. (1)(3)(4)	27,000	330,081
Consensus Orthopedics, Inc. (1)(3)(4)	180,877	181
Kickboard (1)(3)(4)	169,932	2,787
Learn Capital Venture Partners III LP (1)(3)(4)	974,619	1,287,661
MACH Energy (1)(3)(4)	20,536	1,891
Neighborhood Bancorp, Class A (1)(3)(4)	10,000	10,000
		1,632,601

Total Common Stocks (Cost $384,690,271)		448,513,392

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 16.5%
Basic Materials - 0.2%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	1,185,000	1,228,814

Communications - 1.1%
Comcast Corp.:
3.20%, 7/15/36	990,000	901,639
3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (5)	932,000	933,340
4.70%, 10/15/48	350,000	381,747
Crown Castle Towers LLC, 3.663%, 5/15/45 (6)	450,000	456,213
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	420,944
Verizon Communications, Inc.:
3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (5)	1,319,000	1,320,248
3.875%, 2/8/29 (2)	1,000,000	1,029,036
4.329%, 9/21/28	831,000	881,836
4.862%, 8/21/46	575,000	615,454
5.50%, 3/16/47 (2)	675,000	792,551
Warner Media LLC, 4.90%, 6/15/42	500,000	502,371
		8,235,379

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consumer, Cyclical - 1.8%
American Airlines Group, Inc., 5.50%, 10/1/19 (6)	150,000	152,610
American Airlines Pass-Through Trust:
4.40%, 3/22/25	903,684	911,953
5.25%, 7/15/25	501,442	518,320
5.60%, 1/15/22 (6)	695,175	705,985
5.625%, 7/15/22 (6)	202,596	206,678
Azul Investments LLP, 5.875%, 10/26/24 (2)(6)	445,000	421,642
Best Buy Co., Inc., 4.45%, 10/1/28	700,000	710,279
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	204,850
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	2,350,000	2,247,847
3.387%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (5)	220,000	218,254
3.605%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (5)	335,000	327,196
3.668%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (5)	600,000	600,543
3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (5)	910,000	882,058
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	434,294	429,690
Lennar Corp., 4.50%, 11/15/19	870,000	873,262
Nordstrom, Inc., 5.00%, 1/15/44	964,000	874,393
Starbucks Corp., 2.45%, 6/15/26	550,000	521,514
Tapestry, Inc., 4.125%, 7/15/27	1,435,000	1,373,447
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (6)	109,404	111,904
6.00%, 4/23/22 (6)	149,877	152,507
Whirlpool Corp., 3.70%, 5/1/25	500,000	502,485
Wyndham Destinations, Inc.:
5.40%, 4/1/24	132,000	134,640
5.75%, 4/1/27	704,000	700,938
		13,782,995

Consumer, Non-cyclical - 1.5%
Amgen, Inc., 4.663%, 6/15/51	895,000	903,773
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	470,741
2.894%, 6/6/22	474,000	471,721
3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (5)	1,521,000	1,521,163
Block Financial LLC, 5.25%, 10/1/25	150,000	155,652
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (5)	258,000	257,780
CVS Health Corp.:
3.125%, 3/9/20	115,000	115,349
3.321%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (5)	88,000	88,232
3.70%, 3/9/23	647,000	657,703
4.30%, 3/25/28	1,172,000	1,189,713
CVS Pass-Through Trust, 6.036%, 12/10/28	781,511	853,401
Ecolab, Inc., 3.25%, 12/1/27	214,000	215,487
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (6)	500,000	500,155

12 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	878,923
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	555,617
Life Technologies Corp., 6.00%, 3/1/20	500,000	513,661
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	321,997
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (6)	256,000	269,440
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	962,000	959,957
		10,900,465

Energy - 0.3%
Oceaneering International, Inc., 4.65%, 11/15/24	505,000	468,388
TerraForm Power Operating LLC:
5.00%, 1/31/28 (6)	1,250,000	1,210,937
6.625%, 6/15/25 (6)	307,000	322,734
		2,002,059

Financial - 6.8%
Ally Financial, Inc., 4.125%, 3/30/20	1,173,000	1,183,663
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (6)	542,000	537,988
Banco Santander S.A.: 3.125%, 2/23/23	829,000	820,756
3.741%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (5)	305,000	301,140
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (6)	720,000	716,567
Bank of America Corp.:
3.152%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (5)	953,000	950,164
3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (5)	1,450,000	1,445,800
3.499% to 5/17/21, 5/17/22 (7)	1,489,000	1,507,816
3.55% to 3/5/23, 3/5/24 (7)	750,000	762,109
3.593% to 7/21/27, 7/21/28 (7)	1,400,000	1,395,758
3.824% to 1/20/27, 1/20/28 (7)	2,390,000	2,427,142
3.941%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (5)	801,000	810,669
3.974% to 2/7/29, 2/7/30 (7)	395,000	403,347
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (7)	2,056,000	2,083,196
Capital One Financial Corp.:
3.201%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (5)	235,000	235,122
3.30%, 10/30/24	419,000	415,449
3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (5)	1,980,000	1,955,580
4.20%, 10/29/25	575,000	585,640
Capital One NA, 2.65%, 8/8/22	610,000	603,203
CBL & Associates LP, 5.25%, 12/1/23 (2)	455,000	353,763
Citigroup, Inc.:
2.65%, 10/26/20	885,000	883,230
2.75%, 4/25/22	730,000	727,488
3.142% to 1/24/22, 1/24/23 (7)	776,000	779,242
3.665%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (5)	300,000	303,493
3.729%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (5)	300,000	300,628
3.887% to 1/10/27, 1/10/28 (7)	1,888,000	1,920,419

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
4.047%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (5)	800,000	801,569
5.80% to 11/15/19 (7)(8)	280,000	282,450
6.125% to 11/15/20 (7)(8)	140,000	142,855
Citizens Bank NA:
2.25%, 3/2/20	500,000	497,777
2.55%, 5/13/21	400,000	397,382
Citizens Financial Group, Inc., 2.375%, 7/28/21	355,000	350,394
Commonwealth Bank of Australia, 2.50%, 9/18/22 (6)	550,000	542,587
Credit Acceptance Corp.:
6.125%, 2/15/21	573,000	574,791
7.375%, 3/15/23	480,000	499,800
DDR Corp., 3.625%, 2/1/25	517,000	508,210
Digital Realty Trust LP:
3.95%, 7/1/22	750,000	770,129
4.75%, 10/1/25	525,000	557,513
Discover Bank, 4.682% to 8/9/23, 8/9/28 (7)	825,000	839,268
Discover Financial Services, 3.95%, 11/6/24	300,000	305,816
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (7)	112,000	111,126
2.905% to 7/24/22, 7/24/23 (7)	975,000	964,908
2.908% to 6/5/22, 6/5/23 (7)	1,253,000	1,239,490
3.779%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (5)	545,000	545,008
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (5)	574,000	563,614
International Finance Corp., 1.75%, 3/30/20	1,780,000	1,767,256
JPMorgan Chase & Co.:
3.662%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (5)	94,000	93,823
3.797% to 7/23/23, 7/23/24 (7)	1,150,000	1,181,920
Series V, 5.00% to 7/1/19 (7)(8)	1,445,000	1,438,859
Lazard Group LLC, 4.50%, 9/19/28	683,000	704,361
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (5)	379,000	379,932
Morgan Stanley:
2.80%, 6/16/20	1,470,000	1,471,566
4.00%, 7/23/25	725,000	747,357
4.179%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (5)	550,000	558,783
4.875%, 11/1/22	345,000	364,443
5.45% to 7/15/19 (7)(8)	200,000	200,750
National Australia Bank Ltd., 3.625%, 6/20/23	575,000	589,407
SBA Tower Trust:
2.877%, 7/15/46 (6)	600,000	595,348
3.722%, 4/9/48 (6)	1,100,000	1,116,044
Springleaf Finance Corp., 6.875%, 3/15/25	300,000	310,500
Synchrony Financial:
3.00%, 8/15/19	125,000	125,040
3.968%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (5)	190,000	190,952
4.25%, 8/15/24	1,743,000	1,755,453
4.50%, 7/23/25	1,064,000	1,069,664

14 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Synovus Financial Corp.:
3.125%, 11/1/22	311,000	307,657
5.90% to 2/7/24, 2/7/29 (7)	71,000	71,462
Toronto-Dominion Bank (The), 1.85%, 9/11/20	1,000,000	989,638
		50,934,274

Government - 1.3%
Asian Development Bank, 3.125%, 9/26/28	1,160,000	1,216,929
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,150,000	1,144,272
Inter-American Development Bank, 3.00%, 9/26/22	1,160,000	1,187,096
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600,000	2,710,410
International Finance Corp., 2.00%, 10/24/22	3,485,000	3,447,982
		9,706,689

Industrial - 0.9%
Jabil, Inc.:
4.70%, 9/15/22	1,069,000	1,100,322
5.625%, 12/15/20	150,000	156,270
Johnson Controls International plc, 4.625%, 7/2/44	450,000	441,079
JSL Europe SA, 7.75%, 7/26/24 (6)	200,000	198,040
Owens Corning:
3.40%, 8/15/26	800,000	755,351
4.30%, 7/15/47	268,000	217,651
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (6)	765,000	768,527
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	319,806	320,605
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (6)	540,000	530,530
3.00%, 7/15/22 (6)	467,000	461,707
Wabtec Corp.:
3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (5)	1,032,000	1,031,230
4.95%, 9/15/28	869,000	882,407
		6,863,719

Technology - 1.9%
Apple, Inc., 3.00%, 6/20/27	1,210,000	1,206,868
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	430,337
CA, Inc., 4.70%, 3/15/27	1,000,000	995,600
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (6)	1,680,000	1,724,484
DXC Technology Co.:
2.875%, 3/27/20	658,000	657,788
3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (5)	1,545,000	1,545,031
4.25%, 4/15/24	725,000	736,446
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (5)	590,000	588,015
Marvell Technology Group Ltd., 4.20%, 6/22/23	79,000	80,630

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Microchip Technology, Inc.:
3.922%, 6/1/21 (6)	6,000	6,056
4.333%, 6/1/23 (6)	1,275,000	1,303,916
Microsoft Corp.:
2.40%, 8/8/26	575,000	558,500
4.45%, 11/3/45	505,000	576,548
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (6)	890,000	923,019
Seagate HDD Cayman:
4.875%, 3/1/24	480,000	477,710
4.875%, 6/1/27	410,000	391,555
5.75%, 12/1/34	160,000	146,963
Western Digital Corp., 4.75%, 2/15/26	1,832,000	1,751,850
		14,101,316

Utilities - 0.7%
American Water Capital Corp., 2.95%, 9/1/27	750,000	730,598
Avangrid, Inc., 3.15%, 12/1/24	1,956,000	1,935,666
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	306,293
MidAmerican Energy Co., 4.25%, 7/15/49	735,000	783,762
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (6)	750,000	747,188
Public Service Co. of Colorado, 3.70%, 6/15/28	548,000	572,221
		5,075,728

Total Corporate Bonds (Cost $121,782,489)		122,831,438

ASSET-BACKED SECURITIES - 10.0%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (6)	462,781	483,853
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (6)	1,203,157	1,238,467
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (6)	1,872,000	1,881,855
Series 2018-A, Class C, 4.79%, 5/15/24 (6)	150,000	151,258
Series 2019-A, Class A, 3.48%, 7/15/22 (6)	880,000	882,776
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (6)	750,000	749,417
Series 2014-1A, Class C, 3.75%, 7/20/20 (6)	300,000	300,169
Series 2014-2A, Class A, 2.50%, 2/20/21 (6)	4,148,000	4,136,637
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (6)	2,705,830	2,696,864
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (6)	84,832	84,872
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (6)	943,200	962,246
Conn’s Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (6)	383,875	385,176
Series 2018-A, Class A, 3.25%, 1/15/23 (6)	225,568	225,931
Series 2018-A, Class B, 4.65%, 1/15/23 (6)	100,425	100,967
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (6)	224,486	225,564

16 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2017-P1, Class A, 2.42%, 9/15/23 (6)	45,545	45,524
Series 2017-P2, Class A, 2.61%, 1/15/24 (6)	33,490	33,354
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (6)	3,665,000	3,652,193
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (6)	1,163,520	1,164,828
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (6)	167,875	168,755
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (6)	247,130	246,720
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (6)	331,800	331,908
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (6)	715,950	743,546
Series 2016-1A, Class A2, 6.125%, 7/20/46 (6)	292,500	307,346
Series 2018-1A, Class A2, 4.739%, 4/20/48 (6)	59,550	60,817
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (6)	82,761	82,508
Series 2014-1A, Class B1, 4.406%, 4/19/44 (6)	700,000	701,736
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (6)	1,247,775	1,270,749
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (6)	353,700	366,341
Ford Credit Auto Owner Trust / Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (6)	400,000	399,698
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (6)	761,765	761,606
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (6)	517,400	524,038
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (6)	50,000	51,177
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.932%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (5)(6)	237,000	237,622
Series 2018-SFR1, Class C, 3.732%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (5)(6)	220,000	219,764
Series 2018-SFR2, Class A, 3.384%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (5)(6)	1,957,415	1,959,061
Series 2018-SFR2, Class D, 3.934%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (5)(6)	325,000	323,035
Series 2018-SFR3, Class D, 4.132%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (5)(6)	310,000	310,915
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (6)	200,000	200,659
Series 2017-2A, Class B, 3.19%, 7/15/24 (6)	318,000	317,999
Mosaic Solar Loans LLC, Series 2019-1A, Class A, 4.37%, 12/21/43 (6)	990,487	1,010,406
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (6)	740,000	737,420
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (6)	726,145	727,186
Series 2016-1A, Class B, 4.57%, 2/20/29 (6)	360,000	365,106
Series 2016-2A, Class A, 4.10%, 3/20/28 (6)	659,378	661,200
Series 2017-1A, Class A1, 2.37%, 9/14/32 (6)	965,000	957,751
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (6)	605,000	602,100
Series 2018-A, Class A, 3.61%, 3/8/24 (6)	1,528,000	1,532,375
Series 2018-B, Class A, 3.91%, 7/8/24 (6)	2,486,000	2,506,440
OSCAR US Funding Trust, Series 2019-1A, Class A2, 3.10%, 4/11/22 (6)	430,000	433,089
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (6)	1,034,800	1,053,937
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (6)	144,275	149,134

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Progress Residential Trust:
Series 2015-SFR3, Class E, 5.66%, 11/12/32 (6)	195,000	196,961
Series 2016-SFR2, Class E, 6.032%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (5)(6)	590,000	592,560
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (6)	64,182	64,191
Series 2017-1A, Class C, 5.80%, 6/15/23 (6)	445,000	447,326
Series 2017-2A, Class B, 3.48%, 9/15/23 (6)	200,314	200,525
Series 2017-3A, Class A, 2.36%, 11/15/23 (6)	395,108	394,843
Series 2017-3A, Class B, 3.36%, 11/15/23 (6)	1,773,000	1,772,124
Series 2018-1A, Class A, 3.11%, 6/17/24 (6)	333,505	333,636
Series 2018-2A, Class A, 3.35%, 10/15/24 (6)	1,644,337	1,646,760
Series 2018-2A, Class B, 3.96%, 10/15/24 (6)	920,000	926,450
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (6)	175,884	174,950
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (6)	1,000,000	1,019,943
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (6)	58,318	58,121
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.736%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (5)(6)	62,820	63,150
Series 2014-B, Class A2, 2.55%, 8/27/29 (6)	159,544	158,860
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (6)	611,498	633,447
Series 2014-1, Class A, 4.59%, 4/20/44 (6)	519,958	530,725
Series 2014-2, Class A, 4.02%, 7/20/44 (6)	842,590	846,115
Series 2014-2, Class B, 5.44%, 7/20/44 (6)	1,728,445	1,699,048
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (6)	2,023,903	2,023,877
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (6)	600,000	600,277
Series 2016-AA, Class A, 2.90%, 11/15/29 (6)	1,914,585	1,912,067
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (6)	199,626	202,411
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (6)	2,587,842	2,651,225
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (6)	520,425	521,224
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (6)	774,152	798,506
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (6)	1,661,648	1,659,516
Series 2018-B, Class A, 3.71%, 8/20/21 (6)	1,819,029	1,840,378
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (6)	190,614	184,735
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,895,000	1,881,944
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,610,990	1,615,721
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (6)	694,395	705,534
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (6)	600,000	598,680
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (6)	94,487	94,376
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (6)	5,341,275	5,408,937

Total Asset-Backed Securities (Cost $73,763,701)		74,183,238

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bonds:
3.125%, 5/15/48	2,725,000	2,896,909
3.375%, 11/15/48	125,000	139,465
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (10)	9,676,152	9,900,943
U.S. Treasury Notes:
0.875%, 6/15/19	2,583,000	2,574,573
1.375%, 7/31/19 (2)	3,223,000	3,211,606
1.625%, 6/30/19	178,000	177,604
2.25%, 3/31/21	12,550,000	12,547,059
2.375%, 2/29/24	464,000	467,335
2.50%, 1/31/24	315,000	318,858
2.625%, 12/31/25	333,000	339,634
2.625%, 2/15/29	720,000	734,105
2.75%, 9/15/21	311,000	314,772
2.875%, 9/30/23	167,000	171,573

Total U.S. Treasury Obligations (Cost $33,368,944)		33,794,436

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (5)(6)	164,228	164,920
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	1,135,000	1,206,505
Series W5FX, Class AFX, 3.34%, 4/25/28	412,500	418,854
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.736%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (5)	720,000	782,542
Series 2015-HQA2, Class M2, 5.286%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (5)	284,622	290,433
Series 2016-DNA2, Class M2, 4.686%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (5)	201,538	202,923
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (5)	1,190,000	1,222,100
Series 2017-HQA2, Class M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (5)	435,000	448,974
Series 2018-DNA1, Class M1, 2.936%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (5)	554,626	552,902
Series 2018-DNA2, Class B1, 6.186%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (5)(6)	80,000	78,960
Series 2018-HQA1, Class M2, 4.786%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (5)	320,000	320,154
Series 2019-DNA2, Class M2, 4.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (5)(6)	251,000	251,711
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.785%, 2/25/27 (11)	624,859	631,334
Series 2017-M13, Class A2, 2.939%, 9/25/27 (11)	1,350,000	1,353,762
Series 2018-M4, Class A2, 3.043%, 3/25/28 (11)	690,000	696,666
Series 2018-M8, Class A2, 3.325%, 6/25/28 (11)	989,231	1,020,358
Series 2018-M13, Class A2, 3.697%, 9/25/30 (11)	3,600,000	3,802,919
Series 2019-M1, Class A2, 3.555%, 9/25/28 (11)	1,700,000	1,782,908
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.736%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (5)	1,058,790	1,194,384
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	1,320,000	1,380,919
Series 2014-C02, Class 2M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	437,784	456,150
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (5)	869,036	920,124

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	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - CONT’D
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (5)	737,458	775,003
Series 2014-C04, Class 1M2, 7.386%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (5)	1,367,279	1,536,321
Series 2016-C06, Class 1M2, 6.736%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (5)	400,000	443,965
Series 2017-C06, Class 1M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (5)	645,000	664,529
Series 2018-C03, Class 1M1, 3.166%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (5)	228,886	229,195
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549,312	545,748
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (6)(9)	140,000	140,439

Total Collateralized Mortgage-Backed Obligations (Cost $22,851,460)		23,515,702

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.734%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (5)(6)	490,000	490,122
CLNS Trust, Series 2017-IKPR, Class B, 3.493%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (5)(6)	1,230,000	1,226,321
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (6)	200,000	199,389
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (6)	550,000	549,524
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (6)	225,000	223,565
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (5)(6)	1,000,000	996,135
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.884%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (5)(6)	690,077	690,648
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (5)(6)	374,356	375,724
Series 2017-MTL6, Class E, 5.734%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (5)(6)	110,954	111,675
RETL Trust:
Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (5)(6)	1,850,000	1,853,471
Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (5)(6)	1,220,000	1,220,000
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.754%, 8/10/31 (6)	850,000	832,322

Total Commercial Mortgage-Backed Securities (Cost $8,795,776)		8,768,896

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%
General Obligations - 0.5%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (12)	800,000	984,408
Massachusetts, Green Bonds, 3.277%, 6/1/46	880,000	836,589
New York City, NY, 5.206%, 10/1/31 (12)	1,275,000	1,483,131
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630,000	645,939
		3,950,067

Special Tax Revenue - 0.2%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (12)	400,000	457,856
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (12)	1,000,000	1,198,540
		1,656,396

20 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - CONT’D
Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	270,000	311,548

Total Taxable Municipal Obligations (Cost $5,829,059)		5,918,011

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(13)	4,266,666	4,169,215
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (3)(4)(14)	393,000	369,027
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (3)(4)(14)	506,000	462,990

Total High Social Impact Investments (Cost $5,165,666)		5,001,232

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association:
2.65%, 6/1/26	619,917	617,773
2.68%, 7/1/26	650,000	647,643

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,291,105)		1,265,416

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (6)	560,000	561,406

Total Sovereign Government Bonds (Cost $559,664)		561,406

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.4%
Overseas Private Investment Corp.:
3.22%, 9/15/29	857,303	878,386
3.52%, 9/20/32	914,143	955,547
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	305,000	305,000
2.618%, 8/1/23	153,000	153,000
2.668%, 8/1/24	534,000	534,000
2.738%, 8/1/25	534,000	534,000

Total U.S. Government Agencies and Instrumentalities (Cost $3,297,445)		3,359,933

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	SHARES	VALUE ($)
PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 (1)(3)(4)	420,683	5,637
Series B (1)(3)(4)	348,940	4,431
Series C (1)(3)(4)	601,710	8,364
Kickboard:
Series A (1)(3)(4)	1,155,503	228,905
Series A2 (1)(3)(4)	404,973	88,001
LearnZillion, Inc.:
Series A (1)(3)(4)	169,492	91,187
Series A-1 (1)(3)(4)	108,678	66,033
Lumni, Inc., Series B (1)(3)(4)	17,265	124,280
MACH Energy:
Series A (1)(3)(4)	27,977	9,669
Series B (1)(3)(4)	26,575	11,661
Wind Harvest Co., Inc. (1)(3)(4)	8,696	—
		638,168

Total Preferred Stocks (Cost $1,132,578)		638,168

VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.1%
Commons Capital LP (1)(3)(4)		46,560
First Analysis Private Equity Fund IV LP (1)(3)(4)		397,493
GEEMF Partners LP (1)(3)(4)(13)		19,021
Global Environment Emerging Markets Fund LP (1)(3)(4)		46,373
Solstice Capital LP (1)(3)(4)		30,575

Total Venture Capital Limited Partnership Interests (Cost $132,194)		540,022

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (15)
Kickboard Bridge Note, 8.00%, 4/6/19 (3)(4)	41,000	32,887

Total Venture Capital Debt Obligations (Cost $41,000)		32,887

FLOATING RATE LOANS (16) - 0.9%
Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	597,000	593,362

22 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (16) - CONT’D
Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	513,939	507,515
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	624,186	623,308
		1,130,823

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	399,797	398,820
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	480,000	468,300
		867,120

Cosmetics/Toiletries - 0.0% (15)
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	122,529	121,495

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	910,540	902,201

Electronics/Electrical - 0.2%
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), 2/15/24	159,593	158,796
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	903,157	900,052
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	38,403	37,378
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	259,342	252,426
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	199,495	197,714
		1,546,366

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	619,575	615,597

Financial - 0.0% (15)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (3)(4)(17)	385,345	6,079

Industrial Equipment - 0.0% (15)
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	117,813	116,938

Leisure Goods/Activities/Movies - 0.0% (15)
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	169,574	166,310

Lodging and Casinos - 0.0% (15)
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	169,575	168,394

Telecommunications - 0.1%
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	260,000	257,400

Total Floating Rate Loans (Cost $6,908,047)		6,492,085

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	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	706,218	706,218

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $706,218)		706,218

TOTAL INVESTMENTS (Cost $670,315,617) - 99.1%		736,122,480
Other assets and liabilities, net - 0.9%		6,939,060
NET ASSETS - 100.0%		743,061,540

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $12,771,272.
(3) Restricted security. Total market value of restricted securities amounts to $7,850,989, which represents 1.1% of the net assets of the Fund as of March 31, 2019.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(6) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $95,334,711, which represents 12.8% of the net assets of the Fund as of March 31, 2019.

(7) Security converts to floating rate after the indicated fixed-rate coupon period.
(8) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9) Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2019.
(10) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(11) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(12) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(13) Affiliated company (see Note 8).
(14) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

(15) Amount is less than 0.05%.
(16) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(17) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

24 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	87	6/28/19	$18,539,156	$62,761
U.S. 5-Year Treasury Note	9	6/28/19	1,042,453	10,953
U.S. 10-Year Treasury Note	3	6/19/19	372,656	5,948
U.S. Ultra-Long Treasury Bond	131	6/19/19	22,008,000	901,397
Total Long				$981,059
Short:
U.S. 5-Year Treasury Note	(19)	6/28/19	($2,200,734)	($14,947)
U.S. Long Treasury Bond	(2)	6/19/19	(299,313)	371
U.S. Ultra 10-Year Treasury Note	(41)	6/19/19	(5,444,031)	(31,200)
U.S. Ultra-Long Treasury Bond	(1)	6/19/19	(168,000)	(6,892)
Total Short				($52,668)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,266,666
CFBanc Corp., Common Stock	3/14/03	270,000
Commons Capital LP	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	—
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/19	9/16/15	41,000
Learn Capital Venture Partners III LP, Common Stock	8/30/16-12/18/18	974,618
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000
See notes to financial statements.

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CALVERT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 41.0%
Basic Materials - 0.5%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	5,835,000	6,050,743

Communications - 3.0%
Comcast Corp.:
3.20%, 7/15/36	4,424,000	4,029,141
3.237%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	4,400,000	4,406,328
4.70%, 10/15/48	1,680,000	1,832,387
Crown Castle Towers LLC, 3.663%, 5/15/45 (2)	2,100,000	2,128,996
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,559,051
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	1,053,985
Verizon Communications, Inc.:
3.784%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	6,590,000	6,596,233
3.875%, 2/8/29	5,030,000	5,176,054
4.329%, 9/21/28	3,932,000	4,172,537
4.862%, 8/21/46	2,750,000	2,943,474
5.50%, 3/16/47	3,300,000	3,874,692
		37,772,878

Consumer, Cyclical - 4.1%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	6,103,343	6,159,188
5.25%, 7/15/25	1,796,211	1,856,669
5.60%, 1/15/22 (2)	272,618	276,857
Azul Investments LLP, 5.875%, 10/26/24 (2)(3)	1,490,000	1,411,790
Best Buy Co., Inc., 4.45%, 10/1/28	3,625,000	3,678,232
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	10,900,000	10,426,183
3.605%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	1,460,000	1,425,987
3.677%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	5,522,000	5,352,442
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,633,773	1,616,455
Lennar Corp., 4.50%, 11/15/19	2,425,000	2,434,094
Nordstrom, Inc., 5.00%, 1/15/44	3,569,000	3,237,252
Starbucks Corp., 2.45%, 6/15/26	2,550,000	2,417,931
Tapestry, Inc., 4.125%, 7/15/27	7,075,000	6,771,523
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	991,928	1,014,593
6.00%, 4/23/22 (2)	674,787	686,629
Whirlpool Corp., 3.70%, 5/1/25	1,700,000	1,708,448
Wyndham Destinations, Inc., 5.75%, 4/1/27	2,371,000	2,360,686
		52,834,959

26 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consumer, Non-cyclical - 3.6%
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,469,199
4.663%, 6/15/51	1,006,000	1,015,861
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,655,539
2.894%, 6/6/22	1,667,000	1,658,986
3.476%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	6,469,000	6,469,694
Conagra Brands, Inc., 3.511%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	935,000	934,204
CVS Health Corp.:
3.70%, 3/9/23	5,846,000	5,942,704
4.30%, 3/25/28	5,469,000	5,551,657
CVS Pass-Through Trust, 6.036%, 12/10/28	1,803,488	1,969,387
Ecolab, Inc., 3.25%, 12/1/27	857,000	862,953
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (2)	3,000,000	3,093,754
4.875%, 6/27/44 (2)	1,200,000	1,200,372
Kaiser Foundation Hospitals, 3.15%, 5/1/27 (3)	3,091,000	3,108,410
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,053,368
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	1,951,912
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	939,157
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,024,254
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	4,006,000	3,997,493
		45,898,904

Energy - 0.4%
TerraForm Power Operating LLC, 5.00%, 1/31/28 (2)	5,920,000	5,735,000

Financial - 17.4%
Ally Financial, Inc., 4.125%, 3/30/20	800,000	807,272
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (2)	2,032,000	2,016,957
Banco Santander S.A., 3.125%, 2/23/23	3,488,000	3,453,313
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (2)	2,930,000	2,916,028
Bank of America Corp.:
3.152%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	7,400,000	7,377,982
3.389%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	5,900,000	5,882,911
3.419% to 12/20/27, 12/20/28 (4)	5,369,000	5,259,627
3.499% to 5/17/21, 5/17/22 (4)	6,741,000	6,826,182
3.55% to 3/5/23, 3/5/24 (4)	3,550,000	3,607,316
3.593% to 7/21/27, 7/21/28 (4)	4,950,000	4,935,002
3.824% to 1/20/27, 1/20/28 (4)	10,000,000	10,155,408
3.941%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	2,155,000	2,181,013
3.974% to 2/7/29, 2/7/30 (4)	1,960,000	2,001,418
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (4)	10,056,000	10,189,019

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 27

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Capital One Financial Corp.:
2.50%, 5/12/20	3,097,000	3,088,012
3.201%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (1)	1,005,000	1,005,520
3.30%, 10/30/24	3,279,000	3,251,214
3.471%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	6,600,000	6,518,600
4.20%, 10/29/25	2,100,000	2,138,860
Capital One NA, 2.65%, 8/8/22	2,305,000	2,279,317
CBL & Associates LP, 5.25%, 12/1/23 (3)	1,195,000	929,113
Citigroup, Inc.:
2.65%, 10/26/20	3,435,000	3,428,130
2.75%, 4/25/22	2,600,000	2,591,053
3.142% to 1/24/22, 1/24/23 (4)	3,330,000	3,343,912
3.842%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (1)	3,625,000	3,632,112
3.887% to 1/10/27, 1/10/28 (4)	12,815,000	13,035,049
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,941,331
2.55%, 5/13/21	1,400,000	1,390,837
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475,000	1,455,863
4.15%, 9/28/22 (2)	702,000	714,485
Commonwealth Bank of Australia, 2.50%, 9/18/22 (2)	2,120,000	2,091,426
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,584,938
7.375%, 3/15/23	2,000,000	2,082,500
DDR Corp., 3.625%, 2/1/25	2,667,000	2,621,656
Digital Realty Trust LP:
3.95%, 7/1/22	3,100,000	3,183,201
4.75%, 10/1/25	2,035,000	2,161,028
Discover Bank:
3.45%, 7/27/26	1,750,000	1,697,802
4.682% to 8/9/23, 8/9/28 (4)	3,000,000	3,051,885
8.70%, 11/18/19	948,000	980,838
Discover Financial Services, 3.95%, 11/6/24	1,500,000	1,529,081
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (4)	3,656,000	3,618,159
2.908% to 6/5/22, 6/5/23 (4)	7,700,000	7,616,974
3.854%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	1,912,000	1,877,403
International Finance Corp., 1.75%, 3/30/20	8,300,000	8,240,577
JPMorgan Chase & Co.:
3.797% to 7/23/23, 7/23/24 (4)	5,400,000	5,549,885
Series V, 5.00% to 7/1/19 (4)(5)	5,350,000	5,327,263
Lazard Group LLC, 4.50%, 9/19/28	3,199,000	3,299,050
Marsh & McLennan Cos., Inc., 3.801%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (1)	1,779,000	1,783,375
Morgan Stanley:
2.80%, 6/16/20	3,500,000	3,503,729
4.00%, 7/23/25	1,855,000	1,912,202

28 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
4.179%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (1)	2,190,000	2,224,973
4.875%, 11/1/22	2,075,000	2,191,943
5.45% to 7/15/19 (4)(5)	1,000,000	1,003,750
National Australia Bank Ltd., 3.625%, 6/20/23	2,650,000	2,716,398
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,984,384
Regions Financial Corp., 2.75%, 8/14/22	1,198,000	1,189,765
SBA Tower Trust:
2.877%, 7/15/46 (2)	2,500,000	2,480,616
3.722%, 4/9/48 (2)	4,150,000	4,210,531
Synchrony Financial:
4.25%, 8/15/24	5,737,000	5,777,989
4.50%, 7/23/25	4,678,000	4,702,900
Synovus Financial Corp., 3.125%, 11/1/22	1,267,000	1,253,380
Toronto-Dominion Bank (The), 1.85%, 9/11/20	7,800,000	7,719,180
		221,521,637

Government - 4.1%
Asian Development Bank:
1.00%, 8/16/19	7,000,000	6,957,775
3.125%, 9/26/28	5,500,000	5,769,920
European Bank for Reconstruction & Development, 0.875%, 7/22/19	5,400,000	5,373,105
Inter-American Development Bank, 3.00%, 9/26/22	5,500,000	5,628,474
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050,000	12,561,706
International Finance Corp., 2.00%, 10/24/22 (3)	16,490,000	16,314,841
		52,605,821

Industrial - 1.9%
Jabil, Inc., 4.70%, 9/15/22	3,883,000	3,996,772
Johnson Controls International plc, 4.625%, 7/2/44	1,800,000	1,764,318
Owens Corning, 3.40%, 8/15/26	3,900,000	3,682,336
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.70%, 3/14/23 (2)	3,000,000	2,934,449
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	2,040,000	2,004,226
3.00%, 7/15/22 (2)	1,750,000	1,730,166
Wabtec Corp.:
3.911%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (1)	4,566,000	4,562,591
4.95%, 9/15/28	3,678,000	3,734,743
		24,409,601

Technology - 4.2%
Apple, Inc., 3.00%, 6/20/27	4,386,000	4,374,647
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,665,658
CA, Inc., 4.70%, 3/15/27	4,235,000	4,216,368
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (2)	8,820,000	9,053,543

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 29

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
DXC Technology Co.:
2.875%, 3/27/20	2,566,000	2,565,175
3.576%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	3,923,000	3,923,078
4.25%, 4/15/24	3,625,000	3,682,229
Hewlett Packard Enterprise Co., 3.515%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	2,449,000	2,440,760
Microchip Technology, Inc.:
3.922%, 6/1/21 (2)	48,000	48,448
4.333%, 6/1/23 (2)	5,894,000	6,027,670
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,161,154
4.45%, 11/3/45	1,800,000	2,055,022
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (2)	2,565,000	2,660,161
Seagate HDD Cayman:
4.875%, 3/1/24 (3)	2,145,000	2,134,767
4.875%, 6/1/27	850,000	811,761
Western Digital Corp., 4.75%, 2/15/26	6,327,000	6,050,194
		53,870,635

Utilities - 1.8%
American Water Capital Corp., 2.95%, 9/1/27	2,840,000	2,766,532
Avangrid, Inc., 3.15%, 12/1/24	9,120,000	9,025,189
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,710,136
MidAmerican Energy Co., 4.25%, 7/15/49	3,565,000	3,801,514
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	2,950,000	2,938,938
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581,000	2,695,079
		22,937,388

Total Corporate Bonds (Cost $518,474,420)		523,637,566

U.S. TREASURY OBLIGATIONS - 14.3%
U.S. Treasury Bonds:
2.75%, 8/15/47	43,869,400	43,358,733
3.125%, 5/15/48	3,350,000	3,561,338
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (6)	43,384,254	44,392,135
U.S. Treasury Notes:
0.875%, 6/15/19	8,624,000	8,595,866
1.625%, 6/30/19	7,347,000	7,330,641
2.25%, 3/31/21	73,100,000	73,082,867
2.625%, 2/15/29	2,009,000	2,048,356

Total U.S. Treasury Obligations (Cost $181,617,872)		182,369,936

30 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 25.4%
Automobile - 7.8%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	9,733,333	9,725,762
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	17,327,000	17,279,534
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (2)	13,804,963	13,759,217
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	17,912,000	17,849,410
Enterprise Fleet Financing LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22 (2)	3,779,214	3,767,026
Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	1,710,803	1,702,426
Ford Credit Auto Owner Trust / Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (2)	1,180,000	1,179,109
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	4,065,607	4,049,804
OSCAR US Funding Trust, Series 2019-1A, Class A2, 3.10%, 4/11/22 (2)	4,350,000	4,381,250
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	7,942,747	7,932,560
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	8,652,679	8,754,232
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	310,243	309,699
Series 2016-B, Class A4, 1.52%, 8/16/21	9,290,000	9,225,993
		99,916,022

Clean Energy - 1.3%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	659,566	656,064
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (2)	2,445,993	2,533,789
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	3,771,594	3,787,370
Series 2014-2, Class B, 5.44%, 7/20/44 (2)	5,617,447	5,521,905
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (2)	752,976	763,481
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (2)	3,106,407	3,204,131
		16,466,740

Consumer Loan - 7.0%
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (2)	9,235,000	9,283,615
Series 2019-A, Class A, 3.48%, 7/15/22 (2)	2,430,000	2,437,664
Conn’s Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 1/15/23 (2)	875,856	877,263
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	3,377,098	3,381,940
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	2,958,931	2,967,111
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	4,941,000	4,903,885
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (2)	3,155,000	3,139,878
Series 2018-A, Class A, 3.61%, 3/8/24 (2)	7,266,000	7,286,802
Series 2018-B, Class A, 3.91%, 7/8/24 (2)	11,527,000	11,621,777
Prosper Marketplace Issuance Trust:
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	2,096,091	2,094,680
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	7,018,000	7,014,534

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 31

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2018-1A, Class A, 3.11%, 6/17/24 (2)	1,493,882	1,494,468
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	9,156,435	9,169,925
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	8,396,170	8,396,064
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (2)	2,411,000	2,412,113
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	12,624,179	12,607,577
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (2)	376,617	376,174
		89,465,470
Equipment - 0.1%
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (2)	867,426	865,989

Other - 2.8%
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42 (2)	272,700	277,930
Series 2019-1A, Class A, 4.37%, 12/21/43 (2)	4,855,329	4,952,970
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (2)	3,690,000	3,677,134
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (2)	3,300,000	3,365,811
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (2)	11,130,717	11,403,340
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	5,745,682	5,762,553
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	5,176,309	5,259,348
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (2)	2,250,000	2,245,050
		36,944,136
Railcar - 0.8%
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (2)	303,456	302,529
Series 2014-1A, Class B1, 4.406%, 4/19/44 (2)	2,200,000	2,205,457
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (2)	3,499,359	3,498,626
Series 2013-1A, Class B, 3.96%, 4/15/43 (2)	3,987,186	3,985,272
		9,991,884
Single Family Rental - 1.7%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (2)	4,072,223	4,191,734
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.932%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	951,000	953,497
Series 2018-SFR1, Class C, 3.732%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	950,000	948,982
Series 2018-SFR2, Class A, 3.384%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (1)(2)	8,155,897	8,162,753
Progress Residential Trust, Series 2016-SFR2, Class E, 6.032%, (1 mo. LIBOR + 3.55%), 1/17/34 (1)(2)	7,313,000	7,344,733
		21,601,699

Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (2)	1,042,800	1,043,138
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	449,088	447,162
		1,490,300

32 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	790,788	788,124

Whole Business - 3.7%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	1,662,031	1,737,709
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	4,175,625	4,259,944
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	3,352,320	3,356,089
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (2)	681,375	684,945
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	2,500,988	2,597,387
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	996,470	1,017,666
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	4,126,500	4,202,478
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (2)	1,223,213	1,266,928
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	2,109,400	2,136,464
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	4,422,775	4,504,567
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	21,099,725	21,367,012
		47,131,189

Total Asset-Backed Securities (Cost $322,854,114)		324,661,553

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.6%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.786%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	205,285	206,151
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	5,335,000	5,671,103
Series W5FX, Class AFX, 3.34%, 4/25/28	1,895,833	1,925,036
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 5.286%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	1,517,982	1,548,974
Series 2016-DNA2, Class M2, 4.686%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (1)	537,435	541,127
Series 2016-HQA1, Class M2, 5.236%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (1)	2,287,925	2,324,142
Series 2017-DNA3, Class M2, 4.986%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	6,035,000	6,197,794
Series 2017-HQA2, Class M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (1)	1,565,000	1,615,275
Series 2018-DNA1, Class M1, 2.936%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	2,363,978	2,356,630
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.785%, 2/25/27 (7)	2,777,150	2,805,930
Series 2017-M13, Class A2, 2.939%, 9/25/27 (7)	5,500,000	5,515,328
Series 2018-M4, Class A2, 3.043%, 3/25/28 (7)	3,040,000	3,069,370
Series 2018-M8, Class A2, 3.325%, 6/25/28 (7)	4,628,461	4,774,098
Series 2018-M13, Class A2, 3.697%, 9/25/30 (7)	17,300,000	18,275,139
Series 2019-M1, Class A2, 3.555%, 9/25/28 (7)	8,260,000	8,662,834
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.736%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (1)	4,499,857	5,076,133
Series 2014-C02, Class 1M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	5,000,000	5,230,754
Series 2014-C02, Class 2M2, 5.086%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	2,005,845	2,089,997

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	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - CONT’D
Series 2014-C03, Class 1M2, 5.486%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	7,011,931	7,424,135
Series 2014-C03, Class 2M2, 5.386%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	3,176,742	3,338,474
Series 2014-C04, Class 1M2, 7.386%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	12,707,814	14,278,931
Series 2016-C06, Class 1M2, 6.736%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (1)	1,600,000	1,775,860
Series 2017-C06, Class 1M2, 5.136%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (1)	2,520,000	2,596,298
Series 2018-C03, Class 1M1, 3.166%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (1)	1,023,526	1,024,908
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,957,548	1,944,848

Total Collateralized Mortgage-Backed Obligations (Cost $107,621,903)		110,269,269

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
CLNS Trust, Series 2017-IKPR, Class B, 3.493%, (1 mo. LIBOR + 1.00%), 6/11/32 (1)(2)	4,400,000	4,386,839
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	1,750,000	1,748,487
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (2)	385,000	382,544
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.184%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	4,100,000	4,084,155
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.884%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	2,674,613	2,676,826
Series 2017-MTL6, Class D, 4.634%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	1,019,330	1,023,057
RETL Trust:
Series 2019-RVP, Class A, 3.634%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	10,360,000	10,379,435
Series 2019-RVP, Class B, 4.034%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	3,435,000	3,435,000
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31 (2)	1,000,000	1,009,902
Series 2014-MONT, Class C, 3.755%, 8/10/31 (2)	2,700,000	2,643,848

Total Commercial Mortgage-Backed Securities (Cost $31,833,205)		31,770,093

TAXABLE MUNICIPAL OBLIGATIONS - 1.9%
Education - 0.1%
Georgetown University, Washington, DC, Series 2008B, 7.22%, 4/1/19	690,000	690,000

General Obligations - 1.0%
Commonwealth of Massachusetts, 5.456%, 12/1/39 (8)	750,000	927,233
Los Angeles Unified School District, California, 5.75%, 7/1/34 (8)	3,750,000	4,614,412
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,975,000	3,778,913
New York City, NY, 5.206%, 10/1/31 (8)	1,030,000	1,198,137
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085,000	3,163,051
		13,681,746

Special Tax Revenue - 0.7%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (8)	3,800,000	4,349,632
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (8)	3,540,000	4,242,831
		8,592,463

34 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - CONT’D
Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,170,000	1,350,040

Total Taxable Municipal Obligations (Cost $23,709,905)		24,314,249

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association:
2.65%, 6/1/26	2,861,153	2,851,259
2.68%, 7/1/26	3,000,000	2,989,125

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,958,945)		5,840,384

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (9)(10)	5,087,392	4,971,196
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (10)(11)(12)	490,000	460,110
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (10)(11)(12)	631,000	577,365

Total High Social Impact Investments (Cost $6,208,392)		6,008,671

SOVEREIGN GOVERNMENT BONDS - 0.6%
Export Development Canada, 1.625%, 6/1/20	4,500,000	4,460,249
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	3,450,000	3,458,660

Total Sovereign Government Bonds (Cost $7,925,365)		7,918,909

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.4%
Overseas Private Investment Corp.:
3.22%, 9/15/29	2,714,792	2,781,555
3.52%, 9/20/32	6,279,429	6,563,846
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	1,558,000	1,558,000
2.618%, 8/1/23	778,000	778,000
2.668%, 8/1/24	2,726,000	2,726,000
2.738%, 8/1/25	2,726,000	2,726,000

Total U.S. Government Agencies and Instrumentalities (Cost $16,782,220)		17,133,401

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	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (13) - 2.4%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.25%), 8/21/25	2,636,750	2,620,682

Business Equipment and Services - 0.4%
Change Healthcare Holdings, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 3/1/24	2,249,697	2,221,576
First Data Corporation, Term Loan, 4.486%, (1 mo. USD LIBOR + 2.00%), 7/8/22	2,948,078	2,943,933
		5,165,509

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,757,443	1,753,148
Ziggo Secured Finance Partnership, Term Loan, 4.984%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,110,000	2,058,568
		3,811,716

Cosmetics/Toiletries - 0.1%
Prestige Brands, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 1/26/24	584,368	579,437

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 8/18/22	3,939,075	3,903,000

Electronics/Electrical - 0.5%
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), 2/15/24	768,044	764,204
Infor (US), Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/1/22	3,923,551	3,910,062
MA FinanceCo., LLC, Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	169,611	165,088
Seattle Spinco, Inc., Term Loan, 4.999%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,145,426	1,114,881
SolarWinds Holdings, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 2.75%), 2/5/24	917,677	909,483
		6,863,718

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.488%, (1 mo. USD LIBOR + 2.00%), 1/15/25	2,699,068	2,681,740

Financial - 0.0% (14)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (10)(11)(15)	481,681	7,598

Industrial Equipment - 0.0% (14)
Rexnord, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/21/24	561,875	557,705

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), 5/23/25	806,474	790,949

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.499%, (1 mo. USD LIBOR + 2.00%), 8/30/23	825,607	819,858

36 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (13) - CONT’D
Telecommunications - 0.2%
Level 3 Financing, Inc., Term Loan, 4.736%, (1 mo. USD LIBOR + 2.25%), 2/22/24	1,201,870	1,189,852
Sprint Communications, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,875,646	1,822,892
		3,012,744

Total Floating Rate Loans (Cost $31,500,139)		30,814,656

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	7,096,888	7,096,888

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,096,888)		7,096,888

TOTAL INVESTMENTS (Cost $1,261,583,368) - 99.7%		1,271,835,575
Other assets and liabilities, net - 0.3%		4,450,101
NET ASSETS - 100.0%		1,276,285,676

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NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $402,173,847, which represents 31.5% of the net assets of the Fund as of March 31, 2019.

(3) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $7,876,817.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(7) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2019.
(8) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(9) Affiliated company (see Note 8).
(10) Restricted security. Total market value of restricted securities amounts to $6,016,269, which represents 0.5% of the net assets of the Fund as of March 31, 2019.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(12) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

(13) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(14) Amount is less than 0.05%.
(15) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	500	6/28/19	$106,546,875	$404,134
U.S. 5-Year Treasury Note	314	6/28/19	36,370,031	382,147
U.S. Long Treasury Bond	97	6/19/19	14,516,656	435,566
U.S. Ultra-Long Treasury Bond	327	6/19/19	54,936,000	2,242,482
Total Long				$3,464,329
Short:
U.S. Ultra 10-Year Treasury Note	(125)	6/19/19	($16,597,656)	($293,868)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	631,000
See notes to financial statements.

38 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.9%
Beverages - 1.3%
PepsiCo, Inc.	289,408	35,466,950

Capital Markets - 4.4%
Charles Schwab Corp. (The)	700,653	29,959,922
Intercontinental Exchange, Inc.	1,152,014	87,714,346
		117,674,268

Chemicals - 8.0%
Ecolab, Inc.	583,606	103,029,803
Linde plc	615,928	108,360,213
		211,390,016

Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	410,678	38,784,431
TE Connectivity Ltd.	464,295	37,491,821
		76,276,252

Entertainment - 2.5%
Electronic Arts, Inc. (1)	280,656	28,523,069
Walt Disney Co. (The)	350,026	38,863,387
		67,386,456

Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.	451,834	89,038,408
Crown Castle International Corp.	212,095	27,148,160
		116,186,568

Food Products - 1.8%
Mondelez International, Inc., Class A	941,982	47,023,741

Health Care Equipment & Supplies - 4.8%
Danaher Corp.	966,137	127,549,407

Health Care Providers & Services - 1.6%
Laboratory Corp. of America Holdings (1)	274,455	41,986,126

Health Care Technology - 0.9%
Cerner Corp. (1)	426,819	24,418,315

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	490,537	36,466,521

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Industrial Conglomerates - 2.0%
3M Co.	255,981	53,187,732

Insurance - 3.1%
Aon plc	154,236	26,328,085
Marsh & McLennan Cos., Inc.	610,034	57,282,193
		83,610,278

Interactive Media & Services - 4.6%
Alphabet, Inc., Class C (1)	104,377	122,466,578

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (1)	10,411	18,166,258

IT Services - 11.6%
Accenture plc, Class A	283,641	49,926,489
Fiserv, Inc. (1)(2)	394,559	34,831,668
MasterCard, Inc., Class A	408,447	96,168,846
Visa, Inc., Class A	819,873	128,055,964
		308,982,967

Life Sciences Tools & Services - 6.1%
QIAGEN NV (1)	956,207	38,898,501
Thermo Fisher Scientific, Inc.	452,918	123,972,715
		162,871,216

Machinery - 4.6%
Fortive Corp.	349,625	29,330,041
IDEX Corp.	270,327	41,019,419
Xylem, Inc.	668,876	52,867,959
		123,217,419

Media - 1.4%
Comcast Corp., Class A	923,966	36,940,161

Multiline Retail - 3.5%
Dollar General Corp.	778,847	92,916,447

Personal Products - 1.9%
Estee Lauder Cos., Inc. (The), Class A	311,920	51,638,356

Pharmaceuticals - 3.5%
Zoetis, Inc.	921,958	92,813,512

40 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Professional Services - 4.1%
IHS Markit Ltd. (1)	601,831	32,727,570
Verisk Analytics, Inc.	578,694	76,966,302
		109,693,872

Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc.	198,079	21,010,240

Software - 10.8%
Check Point Software Technologies Ltd. (1)	595,009	75,262,688
Intuit, Inc.	329,528	86,141,914
Microsoft Corp.	1,066,123	125,738,547
		287,143,149

Specialty Retail - 2.3%
Lowe’s Cos., Inc.	231,907	25,386,859
TJX Cos., Inc. (The)	652,317	34,709,788
		60,096,647

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	286,691	24,142,249

Venture Capital - 0.0% (3)
20/20 Gene Systems, Inc. (1)(4)(5)	73,397	83,673
Digital Directions International, Inc. (1)(4)(5)	354,389	87,499
Graduation Alliance, Inc. (1)(4)(5)	117,833	3,075
Ivy Capital (Proprietary) Ltd. (1)(4)(5)	950,000	410,618
Napo Pharmaceuticals, Inc. (1)(4)(5)	294,196	—
		584,865

Total Common Stocks (Cost $1,526,544,136)		2,551,306,566

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch:
Series C (1)(4)(5)	2,628,278	339,048
Series C-1 (1)(4)(5)	681,694	158,153
Graduation Alliance, Inc.:
Series C (1)(4)(5)	3,326,181	386,170
Series D, Convertible (1)(4)(5)	1,325,968	351,779
PresenceLearning, Inc.:
Series A (1)(4)(5)	600,000	432,000
Series A-2 (1)(4)(5)	195,285	142,558
Series B (1)(4)(5)	399,719	323,772

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	SHARES	VALUE ($)
PREFERRED STOCKS - CONT’D
Sword Diagnostics (1)(4)(5)	1,264,108	—
		2,133,480

Total Preferred Stocks (Cost $2,321,811)		2,133,480

VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.6%
Accion Frontier Inclusion Fund LP (1)(4)(5)		829,364
Adobe Capital Social Mezzanine I LP (1)(4)(5)		356,446
Africa Renewable Energy Fund LP (1)(4)(5)		1,062,089
Arborview Capital Partners LP (1)(4)(5)		784,693
Blackstone Clean Technology Partners LP (1)(4)(5)		85,158
Bridges Ventures US Sustainable Growth Fund LP (1)(4)(5)		533,403
China Environment Fund 2004 LP (1)(4)(5)		3,779
China Environment Fund III LP (1)(4)(5)		243,030
Coastal Ventures III LP (1)(4)(5)		317,311
Core Innovations Capital I LP (1)(4)(5)		1,113,381
Cross Culture Ventures I LP (1)(4)(5)		401,257
DBL Equity Fund - BAEF Il LP (1)(4)(5)		1,092,867
DBL Partners III LP (1)(4)(5)		641,327
First Analysis Private Equity Fund V LP (1)(4)(5)		1,198,702
Ignia Fund I LP (1)(4)(5)		488,984
Impact Ventures II LP (1)(4)(5)		326,551
LeapFrog Financial Inclusion Fund (1)(4)(5)		197,440
New Markets Education Partners LP (1)(4)(5)		1,016,573
New Markets Venture Partners II LP (1)(4)(5)		100,097
Owl Ventures LP (1)(4)(5)		621,917
Renewable Energy Asia Fund LP (1)(4)(5)		1,818,203
SEAF India International Growth Fund LP (1)(4)(5)		26,763
SJF Ventures II LP, Preferred (1)(4)(5)		540,030
SJF Ventures III LP (1)(4)(5)		1,007,580
Westly Capital Partners Fund II LP (1)(4)(5)		602,128

Total Venture Capital Limited Partnership Interests (Cost $13,761,157)		15,409,073

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (4)(5)(6)	230,064	—
SEAF Global SME Facility, 9.00%, 12/31/19 (4)(5)	2,075,575	1,670,797

Total Venture Capital Debt Obligations (Cost $2,375,575)		1,670,797

42 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(7)	10,833,877	10,586,431
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(8)	1,445,000	1,356,855
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(8)	1,855,000	1,697,325

Total High Social Impact Investments (Cost $14,133,877)		13,640,611

TOTAL INVESTMENTS (Cost $1,559,136,556) - 97.2%		2,584,160,527
Other assets and liabilities, net - 2.8%		75,055,176
NET ASSETS - 100.0%		2,659,215,703

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $34,415,605.
(3) Amount is less than 0.05%.
(4) Restricted security. Total market value of restricted securities amounts to $33,438,826, which represents 1.3% of the net assets of the Fund as of March 31, 2019.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6) Defaulted security. This security is not accruing interest.
(7) Affiliated company (see Note 8).
(8) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 43

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-3/27/19	704,005
Adobe Capital Social Mezzanine I LP	2/8/13-1/23/19	380,273
Africa Renewable Energy Fund LP	4/17/14-3/15/19	954,092
Arborview Capital Partners LP	11/13/12-1/23/19	566,510
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund, LP	6/8/16-2/25/19	668,285
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-1/9/19	290,028
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-3/19/19	417,416
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-12/6/18	568,754
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-1/31/19	90,779
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	607,470
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-2/5/18	838,672
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	7,317
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Markets Education Partners LP	9/27/11-11/13/18	807,819
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	300,000
Owl Ventures LP	7/10/14-11/13/18	259,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 12/31/19	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	567,732
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/18/18	841,881
See notes to financial statements.

44 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $666,048,951) - including $12,771,272 of securities on loan	$731,934,244
Investments in securities of affiliated issuers, at value (identified cost $4,266,666)	4,188,236
Cash	8,682,109
Cash denominated in foreign currency, at value (cost $13,719)	13,783
Receivable for investments sold	7,851,712
Receivable for capital shares sold	1,647,786
Dividends and interest receivable	1,959,810
Interest receivable - affiliated	19,022
Securities lending income receivable	7,160
Tax reclaims receivable	2,006
Receivable from affiliate	19,173
Deposits at broker for futures contracts	523,728
Trustees’ deferred compensation plan	347,530
Other assets	24,557
Total assets	757,220,856

LIABILITIES
Payable for variation margin on open futures contracts	57,587
Payable for investments purchased	12,061,694
Payable for capital shares redeemed	288,842
Deposits for securities loaned	706,218
Payable to affiliates:
Investment advisory fee	249,504
Administrative fee	74,458
Distribution and service fees	158,020
Sub-transfer agency fee	40,582
Trustees’ deferred compensation plan	347,530
Accrued expenses	174,881
Total liabilities	14,159,316
Commitments and contingent liabilities (Note 10)
NET ASSETS	$743,061,540

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$681,371,502
Distributable earnings	61,690,038
Total	$743,061,540
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 45

CALVERT BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited) - CONT’D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $580,494,655 and 18,018,928 shares outstanding)	$32.22
Class C (based on net assets of $51,244,277 and 1,645,059 shares outstanding)	$31.15
Class I (based on net assets of $111,312,122 and 3,387,118 shares outstanding)	$32.86
Class R6 (based on net assets of $10,486 and 319 shares outstanding, including fractional shares)	$32.86

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$33.83
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

46 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,256,495,976) - including $7,876,817 of securities on loan	$1,266,864,379
Investments in securities of affiliated issuers, at value (identified cost $5,087,392)	4,971,196
Cash	37,138,597
Receivable for capital shares sold	5,138,352
Interest receivable	6,559,264
Interest receivable - affiliated	22,681
Securities lending income receivable	3,339
Receivable from affiliate	59,897
Deposits at broker for futures contracts	1,778,810
Trustees’ deferred compensation plan	520,140
Other assets	38,005
Total assets	1,323,094,660

LIABILITIES
Payable for variation margin on open futures contracts	286,811
Payable for investments purchased	32,877,206
Payable for capital shares redeemed	4,922,190
Deposits for securities loaned	7,096,888
Distributions payable	362,246
Payable to affiliates:
Investment advisory fee	316,999
Administrative fee	127,657
Distribution and service fees	58,146
Sub-transfer agency fee	21,982
Trustees’ deferred compensation plan	520,140
Accrued expenses	218,719
Total liabilities	46,808,984
NET ASSETS	$1,276,285,676

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,266,732,130
Distributable earnings	9,553,546
Total	$1,276,285,676

NET ASSET VALUE PER SHARE
Class A (based on net assets of $268,321,494 and 16,668,266 shares outstanding)	$16.10
Class C (based on net assets of $14,965,543 and 936,042 shares outstanding)	$15.99
Class I (based on net assets of $871,725,383 and 54,046,825 shares outstanding)	$16.13
Class R6 (based on net assets of $121,273,256 and 7,524,797 shares outstanding)	$16.12

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.73
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 47

CALVERT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,548,302,679) - including $34,415,605 of securities on loan	$2,573,574,096
Investments in securities of affiliated issuers, at value (identified cost $10,833,877)	10,586,431
Cash	76,134,101
Receivable for capital shares sold	6,694,593
Dividends and interest receivable	971,408
Interest receivable - affiliated	48,301
Securities lending income receivable	3,449
Tax reclaims receivable	48,404
Receivable from affiliate	85,025
Trustees’ deferred compensation plan	1,145,860
Other assets	80,478
Total assets	2,669,372,146

LIABILITIES
Payable for investments purchased	4,975,546
Payable for capital shares redeemed	1,669,836
Distributions payable	52
Payable to affiliates:
Investment advisory fee	1,058,110
Administrative fee	262,789
Distribution and service fees	383,596
Sub-transfer agency fee	67,908
Trustees’ deferred compensation plan	1,145,860
Accrued expenses	592,746
Total liabilities	10,156,443
Commitments and contingent liabilities (Note 10)
NET ASSETS	$2,659,215,703

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$1,605,772,060
Distributable earnings	1,053,443,643
Total	$2,659,215,703

NET ASSET VALUE PER SHARE
Class A (based on net assets of $1,454,378,511 and 29,829,649 shares outstanding)	$48.76
Class C (based on net assets of $96,604,927 and 3,588,668 shares outstanding)	$26.92
Class I (based on net assets of $1,106,810,411 and 19,495,693 shares outstanding)	$56.77
Class R6 (based on net assets of $1,421,854 and 25,090 shares outstanding)	$56.67

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$51.19
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

48 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME	Balanced Fund	Bond Fund	Equity Fund
Dividend income (net of foreign taxes withheld of $0, $0 and $7,483, respectively)	$3,300,504	$—	$12,719,144
Interest income - unaffiliated issuers	4,865,964	19,810,501	525,582
Interest income - affiliated issuers	47,467	37,520	79,900
Securities lending income, net	14,822	16,398	179,054
Total investment income	8,228,757	19,864,419	13,503,680

EXPENSES
Investment advisory fee	1,410,488	1,943,265	5,770,220
Administrative fee	420,205	706,267	1,418,054
Distribution and service fees:
Class A	645,822	253,305	1,592,100
Class C	270,861	95,698	627,800
Trustees’ fees and expenses	21,160	36,093	72,634
Custodian fees	73,091	56,560	60,428
Transfer agency fees and expenses	399,727	445,590	1,070,990
Accounting fees	79,121	125,838	236,250
Professional fees	50,657	55,882	156,609
Registration fees	34,746	54,020	57,482
Reports to shareholders	21,635	29,548	59,607
Miscellaneous	42,431	40,910	96,433
Total expenses	3,469,944	3,842,976	11,218,607
Waiver and/or reimbursement of expenses by affiliate	(122,161)	(298,277)	(277,134)
Reimbursement of expenses-other	(9,850)	(16,870)	(33,159)
Net expenses	3,337,933	3,527,829	10,908,314
Net investment income	4,890,824	16,336,590	2,595,366

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investment securities - unaffiliated issuers	4,045,114	(2,490,553)	52,635,301
Futures contracts	943,171	2,040,304	—
Foreign currency transactions	(595)	—	—
	4,987,690	(450,249)	52,635,301

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(1,159,952)	28,253,587	126,083,996
Investment securities - affiliated issuers	63,728	75,344	160,450
Futures contracts	1,118,274	5,083,313	—
Foreign currency	205	—	(753)
	22,255	33,412,244	126,243,693

Net realized and unrealized gain	5,009,945	32,961,995	178,878,994

Net increase in net assets resulting from operations	$9,900,769	$49,298,585	$181,474,360
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 49

CALVERT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$4,890,824	$9,237,479
Net realized gain	4,987,690	21,966,674
Net change in unrealized appreciation (depreciation)	22,255	35,917,020
Net increase in net assets resulting from operations	9,900,769	67,121,173

Distributions to shareholders:
Class A shares	(22,704,373)	(42,834,391)
Class C shares	(2,229,974)	(4,376,145)
Class I shares	(4,160,217)	(6,436,112)
Class R6 shares (1)	(40)	—
Total distributions to shareholders	(29,094,604)	(53,646,648)

Capital share transactions:
Class A shares	23,740,018	11,604,433
Class C shares	(7,262,175)	(1,470,362)
Class I shares	13,763,721	49,849,886
Class R6 shares (1)	10,040	—
Class Y shares (2)	—	(30,424,693)
Net increase in net assets from capital share transactions	30,251,604	29,559,264

TOTAL INCREASE IN NET ASSETS	11,057,769	43,033,789

NET ASSETS
Beginning of period	732,003,771	688,969,982
End of period	$743,061,540	$732,003,771

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

50 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$16,336,590	$25,560,889
Net realized gain (loss)	(450,249)	851,888
Net change in unrealized appreciation (depreciation)	33,412,244	(28,745,592)
Net increase (decrease) in net assets resulting from operations	49,298,585	(2,332,815)

Distributions to shareholders:
Class A shares	(3,476,505)	(6,243,931)
Class C shares	(174,072)	(384,376)
Class I shares	(11,679,840)	(14,997,210)
Class R6 shares	(1,726,742)	(3,109,189)(1)
Class Y shares	—	(575,715)
Total distributions to shareholders	(17,057,159)	(25,310,421)

Capital share transactions:
Class A shares	9,991,322	(22,140,591)
Class C shares	(7,394,965)	(3,982,816)
Class I shares	156,603,717	207,960,971
Class R6 shares	(15,047,920)	137,113,112(1)
Class Y shares (2)	—	(141,745,071)
Net increase in net assets from capital share transactions	144,152,154	177,205,605

TOTAL INCREASE IN NET ASSETS	176,393,580	149,562,369

NET ASSETS
Beginning of period	1,099,892,096	950,329,727
End of period	$1,276,285,676	$1,099,892,096

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 51

CALVERT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$2,595,366	$3,494,160
Net realized gain	52,635,301	192,060,026
Net change in unrealized appreciation (depreciation)	126,243,693	272,418,371
Net increase in net assets resulting from operations	181,474,360	467,972,557

Distributions to shareholders:
Class A shares	(95,599,699)	(94,443,950)
Class C shares	(18,603,455)	(18,856,951)
Class I shares	(66,358,860)	(56,043,334)
Class R6 shares	(73,704)	(739)(1)
Total distributions to shareholders	(180,635,718)	(169,344,974)

Capital share transactions:
Class A shares	157,306,860	(91,066,246)
Class C shares	(43,747,403)	(8,761,146)
Class I shares	132,713,994	301,877,540
Class R6 shares	525,677	789,962(1)
Class Y shares (2)	—	(224,919,540)
Net increase (decrease) in net assets from capital share transactions	246,799,128	(22,079,430)

TOTAL INCREASE IN NET ASSETS	247,637,770	276,548,153

NET ASSETS
Beginning of period	2,411,577,933	2,135,029,780
End of period	$2,659,215,703	$2,411,577,933

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

52 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$33.14		$32.59	$30.82	$31.90		$33.06	$34.13
Income from investment operations:
Net investment income (1)	0.22		0.43	0.47	0.51	(2)	0.43	0.33
Net realized and unrealized gain (loss)	0.18		2.68	2.11	2.14	(3)	(0.81)	3.02
Total from investment operations	0.40		3.11	2.58	2.65		(0.38)	3.35
Distributions from:
Net investment income	(0.22)		(0.44)	(0.46)	(0.50)		(0.41)	(0.32)
Net realized gain	(1.10)		(2.12)	(0.35)	(3.23)		(0.37)	(4.10)
Total distributions	(1.32)		(2.56)	(0.81)	(3.73)		(0.78)	(4.42)
Total increase (decrease) in net asset value	(0.92)		0.55	1.77	(1.08)		(1.16)	(1.07)
Net asset value, ending	$32.22		$33.14	$32.59	$30.82		$31.90	$33.06
Total return (4)	1.35%	(5)	10.01%	8.51%	8.93%	(3)	(1.27%)	10.77%
Ratios to average net assets: (6)
Total expenses	0.97%	(7)	0.96%	0.99%	1.05%		1.13%	1.17%
Net expenses	0.94%	(7)	0.94%	0.99%	1.02%		1.13%	1.16%
Net investment income	1.41%	(7)	1.33%	1.48%	1.67%	(2)	1.25%	1.02%
Portfolio turnover	44%	(5)	76%	128%	146%		99%	124%
Net assets, ending (in thousands)	$580,495		$571,452	$549,517	$592,625		$569,368	$561,809

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3) Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.90%.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 53

CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$32.09		$31.63	$29.95	$31.11		$32.30	$33.45
Income from investment operations:
Net investment income (1)	0.10		0.18	0.20	0.25	(2)	0.15	0.08
Net realized and unrealized gain (loss)	0.17		2.61	2.06	2.08	(3)	(0.78)	2.94
Total from investment operations	0.27		2.79	2.26	2.33		(0.63)	3.02
Distributions from:
Net investment income	(0.11)		(0.21)	(0.23)	(0.26)		(0.19)	(0.07)
Net realized gain	(1.10)		(2.12)	(0.35)	(3.23)		(0.37)	(4.10)
Total distributions	(1.21)		(2.33)	(0.58)	(3.49)		(0.56)	(4.17)
Total increase (decrease) in net asset value	(0.94)		0.46	1.68	(1.16)		(1.19)	(1.15)
Net asset value, ending	$31.15		$32.09	$31.63	$29.95		$31.11	$32.30
Total return (4)	0.99%	(5)	9.14%	7.66%	8.05%	(3)	(2.08%)	9.89%
Ratios to average net assets: (6)
Total expenses	1.72%	(7)	1.71%	1.80%	1.86%		1.92%	1.95%
Net expenses	1.69%	(7)	1.69%	1.80%	1.84%		1.92%	1.94%
Net investment income	0.66%	(7)	0.58%	0.67%	0.85%	(2)	0.47%	0.24%
Portfolio turnover	44%	(5)	76%	128%	146%		99%	124%
Net assets, ending (in thousands)	$51,244		$60,674	$61,205	$59,242		$55,180	$48,814

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3) Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.02%.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

54 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$33.77		$33.14	$31.32	$32.36		$33.53	$34.55
Income from investment operations:
Net investment income (1)	0.27		0.55	0.58	0.63	(2)	0.59	0.51
Net realized and unrealized gain (loss)	0.18		2.72	2.18	2.17	(3)	(0.82)	3.06
Total from investment operations	0.45		3.27	2.76	2.80		(0.23)	3.57
Distributions from:
Net investment income	(0.26)		(0.52)	(0.59)	(0.61)		(0.57)	(0.49)
Net realized gain	(1.10)		(2.12)	(0.35)	(3.23)		(0.37)	(4.10)
Total distributions	(1.36)		(2.64)	(0.94)	(3.84)		(0.94)	(4.59)
Total increase (decrease) in net asset value	(0.91)		0.63	1.82	(1.04)		(1.17)	(1.02)
Net asset value, ending	$32.86		$33.77	$33.14	$31.32		$32.36	$33.53
Total return (4)	1.53%	(5)	10.33%	8.94%	9.32%	(3)	(0.86%)	11.35%
Ratios to average net assets: (6)
Total expenses	0.72%	(7)	0.72%	0.67%	0.76%		0.64%	0.66%
Net expenses	0.64%	(7)	0.62%	0.62%	0.65%		0.64%	0.66%
Net investment income	1.71%	(7)	1.66%	1.80%	2.04%	(2)	1.70%	1.53%
Portfolio turnover	44%	(5)	76%	128%	146%		99%	124%
Net assets, ending (in thousands)	$111,312		$99,878	$48,780	$15,554		$13,894	$43,579

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(3) Total return includes voluntary reimbursement by the adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 9.28%.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Not annualized.
(6) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(7) Annualized.
See notes to financial statements.

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CALVERT BALANCED FUND
FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period Ended March 31, 2019 (1) (Unaudited)
Net asset value, beginning	$31.46
Income from investment operations:
Net investment income (2)	0.09
Net realized and unrealized gain	1.44
Total from investment operations	1.53
Distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Total increase in net asset value	1.40
Net asset value, ending	$32.86
Total return (3)	4.85%	(4)
Ratios to average net assets: (5)
Total expenses	0.66%	(6)
Net expenses	0.64%	(6)
Net investment income	1.75%	(6)
Portfolio turnover	44%	(4)(7)
Net assets, ending (in thousands)	$10

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Return is historical and is calculated by determining the percentage change in net asset value with all distributions reinvested and does not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

56 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.69		$16.14	$16.36	$15.83		$15.92	$15.61
Income from investment operations:
Net investment income (1)	0.20		0.37	0.37	0.40	(2)	0.38	0.38
Net realized and unrealized gain (loss)	0.42		(0.45)	(0.18)	0.53		(0.09)	0.34
Total from investment operations	0.62		(0.08)	0.19	0.93		0.29	0.72
Distributions from:
Net investment income	(0.21)		(0.37)	(0.36)	(0.40)		(0.38)	(0.38)
Net realized gain	—		—	(0.05)	—		—	(0.03)
Total distributions	(0.21)		(0.37)	(0.41)	(0.40)		(0.38)	(0.41)
Total increase (decrease) in net asset value	0.41		(0.45)	(0.22)	0.53		(0.09)	0.31
Net asset value, ending	$16.10		$15.69	$16.14	$16.36		$15.83	$15.92
Total return (3)	4.02%	(4)	(0.48%)	1.21%	5.96%		1.79%	4.66%
Ratios to average net assets: (5)
Total expenses	0.80%	(6)	0.83%	0.89%	0.94%		1.07%	1.12%
Net expenses	0.78%	(6)	0.83%	0.89%	0.91%		1.07%	1.12%
Net investment income	2.59%	(6)	2.32%	2.29%	2.49%	(2)	2.35%	2.40%
Portfolio turnover	40%	(4)	83%	99%	154%		241%	187%
Net assets, ending (in thousands)	$268,321		$251,714	$281,490	$395,957		$395,194	$378,269

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.58		$16.03	$16.26	$15.73		$15.82	$15.52
Income from investment operations:
Net investment income (1)	0.14		0.24	0.22	0.25	(2)	0.24	0.25
Net realized and unrealized gain (loss)	0.42		(0.44)	(0.18)	0.54		(0.09)	0.33
Total from investment operations	0.56		(0.20)	0.04	0.79		0.15	0.58
Distributions from:
Net investment income	(0.15)		(0.25)	(0.22)	(0.26)		(0.24)	(0.25)
Net realized gain	—		—	(0.05)	—		—	(0.03)
Total distributions	(0.15)		(0.25)	(0.27)	(0.26)		(0.24)	(0.28)
Total increase (decrease) in net asset value	0.41		(0.45)	(0.23)	0.53		(0.09)	0.30
Net asset value, ending	$15.99		$15.58	$16.03	$16.26		$15.73	$15.82
Total return (3)	3.60%	(4)	(1.25%)	0.27%	5.05%		0.95%	3.78%
Ratios to average net assets: (5)
Total expenses	1.61%	(6)	1.63%	1.78%	1.84%		1.91%	1.92%
Net expenses	1.59%	(6)	1.63%	1.78%	1.81%		1.91%	1.92%
Net investment income	1.78%	(6)	1.52%	1.40%	1.59%	(2)	1.51%	1.60%
Portfolio turnover	40%	(4)	83%	99%	154%		241%	187%
Net assets, ending (in thousands)	$14,966		$21,939	$26,631	$32,349		$32,626	$33,963

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

58 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.72		$16.15	$16.38	$15.85		$15.94	$15.62
Income from investment operations:
Net investment income (1)	0.22		0.42	0.42	0.46	(2)	0.47	0.48
Net realized and unrealized gain (loss)	0.42		(0.45)	(0.17)	0.53		(0.09)	0.35
Total from investment operations	0.64		(0.03)	0.25	0.99		0.38	0.83
Distributions from:
Net investment income	(0.23)		(0.40)	(0.43)	(0.46)		(0.47)	(0.48)
Net realized gain	—		—	(0.05)	—		—	(0.03)
Total distributions	(0.23)		(0.40)	(0.48)	(0.46)		(0.47)	(0.51)
Total increase (decrease) in net asset value	0.41		(0.43)	(0.23)	0.53		(0.09)	0.32
Net asset value, ending	$16.13		$15.72	$16.15	$16.38		$15.85	$15.94
Total return (3)	4.12%	(4)	(0.15%)	1.54%	6.35%		2.36%	5.35%
Ratios to average net assets: (5)
Total expenses	0.60%	(6)	0.63%	0.54%	0.54%		0.51%	0.50%
Net expenses	0.53%	(6)	0.53%	0.52%	0.53%		0.51%	0.50%
Net investment income	2.84%	(6)	2.64%	2.64%	2.86%	(2)	2.91%	3.01%
Portfolio turnover	40%	(4)	83%	99%	154%		241%	187%
Net assets, ending (in thousands)	$871,725		$692,822	$500,510	$355,017		$328,690	$300,602

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
CLASS R6 SHARES
Net asset value, beginning	$15.71	$16.17
Income from investment operations:
Net investment income (2)	0.22	0.42
Net realized and unrealized gain (loss)	0.43	(0.46)
Total from investment operations	0.65	(0.04)
Distributions from:
Net investment income	(0.24)	(0.42)
Total distributions	(0.24)	(0.42)
Total increase (decrease) in net asset value	0.41	(0.46)
Net asset value, ending	$16.12	$15.71
Total return (3)(4)	4.15%	(0.27%)
Ratios to average net assets: (5)
Total expenses(6)	0.54%	0.56%
Net expenses(6)	0.51%	0.53%
Net investment income(6)	2.86%	2.64%
Portfolio turnover (4)	40%	83%	(7)
Net assets, ending (in thousands)	$121,273	$133,417

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the year ended September 30, 2018.
See notes to financial statements.

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CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$49.18		$43.31	$41.38	$47.79		$50.33	$44.68
Income from investment operations:
Net investment income (1)	0.03		0.04	0.06	0.11	(2)	0.10	0.02
Net realized and unrealized gain	3.20		9.31	6.03	3.74		2.20	7.67
Total from investment operations	3.23		9.35	6.09	3.85		2.30	7.69
Distributions from:
Net investment income	(0.01)		(0.05)	(0.06)	(0.13)		(0.02)	(0.05)
Net realized gain	(3.64)		(3.43)	(4.10)	(10.13)		(4.82)	(1.99)
Total distributions	(3.65)		(3.48)	(4.16)	(10.26)		(4.84)	(2.04)
Total increase (decrease) in net asset value	(0.42)		5.87	1.93	(6.41)		(2.54)	5.65
Net asset value, ending	$48.76		$49.18	$43.31	$41.38		$47.79	$50.33
Total return (3)	7.30%	(4)	22.66%	16.39%	8.57%		4.57%	17.63%
Ratios to average net assets: (5)
Total expenses	1.01%	(6)	1.01%	1.06%	1.10%		1.13%	1.15%
Net expenses	1.00%	(6)	1.01%	1.06%	1.08%		1.12%	1.14%
Net investment income	0.14%	(6)	0.08%	0.16%	0.27%	(2)	0.19%	0.05%
Portfolio turnover	5%	(4)	18%	29%	44%		37%	24%
Net assets, ending (in thousands)	$1,454,379		$1,291,870	$1,220,685	$1,385,988		$1,328,913	$1,590,823

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$28.80		$26.84	$27.35	$34.98		$38.31	$34.66
Income from investment operations:
Net investment loss (1)	(0.08)		(0.18)	(0.15)	(0.14)	(2)	(0.20)	(0.25)
Net realized and unrealized gain	1.73		5.57	3.74	2.67		1.69	5.89
Total from investment operations	1.65		5.39	3.59	2.53		1.49	5.64
Distributions from:
Net investment income	—		—	—	(0.03)		—	—
Net realized gain	(3.53)		(3.43)	(4.10)	(10.13)		(4.82)	(1.99)
Total distributions	(3.53)		(3.43)	(4.10)	(10.16)		(4.82)	(1.99)
Total increase (decrease) in net asset value	(1.88)		1.96	(0.51)	(7.63)		(3.33)	3.65
Net asset value, ending	$26.92		$28.80	$26.84	$27.35		$34.98	$38.31
Total return (3)	6.90%	(4)	21.75%	15.48%	7.73%		3.82%	16.76%
Ratios to average net assets: (5)
Total expenses	1.77%	(6)	1.76%	1.83%	1.87%		1.87%	1.88%
Net expenses	1.76%	(6)	1.76%	1.83%	1.85%		1.86%	1.87%
Net investment loss	(0.62%)	(6)	(0.67%)	(0.60%)	(0.50%)	(2)	(0.54%)	(0.68%)
Portfolio turnover	5%	(4)	18%	29%	44%		37%	24%
Net assets, ending (in thousands)	$96,605		$155,419	$152,561	$178,719		$169,649	$171,869

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$56.68		$49.44	$46.68	$52.65		$54.90	$48.48
Income from investment operations:
Net investment income (1)	0.11		0.20	0.25	0.32	(2)	0.38	0.29
Net realized and unrealized gain	3.74		10.69	6.88	4.14		2.38	8.34
Total from investment operations	3.85		10.89	7.13	4.46		2.76	8.63
Distributions from:
Net investment income	(0.12)		(0.22)	(0.27)	(0.30)		(0.19)	(0.22)
Net realized gain	(3.64)		(3.43)	(4.10)	(10.13)		(4.82)	(1.99)
Total distributions	(3.76)		(3.65)	(4.37)	(10.43)		(5.01)	(2.21)
Total increase (decrease) in net asset value	0.09		7.24	2.76	(5.97)		(2.25)	6.42
Net asset value, ending	$56.77		$56.68	$49.44	$46.68		$52.65	$54.90
Total return (3)	7.47%	(4)	23.06%	16.85%	9.01%		5.06%	18.23%
Ratios to average net assets: (5)
Total expenses	0.76%	(6)	0.76%	0.69%	0.69%		0.64%	0.64%
Net expenses	0.71%	(6)	0.70%	0.67%	0.67%		0.63%	0.62%
Net investment income	0.43%	(6)	0.38%	0.54%	0.68%	(2)	0.69%	0.56%
Portfolio turnover	5%	(4)	18%	29%	44%		37%	24%
Net assets, ending (in thousands)	$1,106,810		$963,446	$550,055	$472,583		$567,954	$961,680

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to less than $0.005 per share and less than 0.005% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018 (1)
CLASS R6 SHARES
Net asset value, beginning	$56.65	$49.74
Income from investment operations:
Net investment income (2)	0.12	0.17
Net realized and unrealized gain	3.72	10.42
Total from investment operations	3.84	10.59
Distributions from:
Net investment income	(0.18)	(0.25)
Net realized gain	(3.64)	(3.43)
Total distributions	(3.82)	(3.68)
Total increase in net asset value	0.02	6.91
Net asset value, ending	$56.67	$56.65
Total return (3)(4)	7.49%	22.30%
Ratios to average net assets: (5)
Total expenses(6)	0.71%	0.68%
Net expenses(6)	0.69%	0.68%
Net investment income(6)	0.45%	0.31%
Portfolio turnover(4)	5%	18%	(7)
Net assets, ending (in thousands)	$1,422	$843

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the year ended September 30, 2018.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds’ holdings as of March 31, 2019, based on the inputs used to value them:

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BALANCED

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$446,880,791	(2)	$—	$—	$446,880,791
Common Stocks - Venture Capital	—		—	1,632,601	1,632,601
Corporate Bonds	—		122,831,438	—	122,831,438
Asset-Backed Securities	—		74,183,238	—	74,183,238
U.S. Treasury Obligations	—		33,794,436	—	33,794,436
Collateralized Mortgage-Backed Obligations	—		23,515,702	—	23,515,702
Commercial Mortgage-Backed Securities	—		8,768,896	—	8,768,896
Taxable Municipal Obligations	—		5,918,011	—	5,918,011
High Social Impact Investments	—		4,169,215	832,017	5,001,232
U.S. Government Agency Mortgage-Backed Securities	—		1,265,416	—	1,265,416
Sovereign Government Bonds	—		561,406	—	561,406
U.S. Government Agencies and Instrumentalities	—		3,359,933	—	3,359,933
Preferred Stocks - Venture Capital	—		—	638,168	638,168
Venture Capital Limited Partnership Interests	—		—	540,022	540,022
Venture Capital Debt Obligations	—		—	32,887	32,887
Floating Rate Loans	—		6,486,006	6,079	6,492,085
Short Term Investment of Cash Collateral for Securities Loaned	706,218		—	—	706,218
Total Investments	$447,587,009		$284,853,697	$3,681,774	$736,122,480
Futures Contracts(3)	$981,430		$—	$—	$981,430
Total	$448,568,439		$284,853,697	$3,681,774	$737,103,910
Liabilities
Futures Contracts(3)	$(53,039)		$—	$—	$(53,039)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

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BOND

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$523,637,566	$—	$523,637,566
U.S. Treasury Obligations	—	182,369,936	—	182,369,936
Asset-Backed Securities	—	324,661,553	—	324,661,553
Collateralized Mortgage-Backed Obligations	—	110,269,269	—	110,269,269
Commercial Mortgage-Backed Securities	—	31,770,093	—	31,770,093
Taxable Municipal Obligations	—	24,314,249	—	24,314,249
U.S. Government Agency Mortgage-Backed Securities	—	5,840,384	—	5,840,384
High Social Impact Investments	—	4,971,196	1,037,475	6,008,671
Sovereign Government Bonds	—	7,918,909	—	7,918,909
U.S. Government Agencies and Instrumentalities	—	17,133,401	—	17,133,401
Floating Rate Loans	—	30,807,058	7,598	30,814,656
Short Term Investment of Cash Collateral for Securities Loaned	7,096,888	—	—	7,096,888
Total Investments	$7,096,888	$1,263,693,614	$1,045,073	$1,271,835,575
Futures Contracts(2)	$3,464,329	$—	$—	$3,464,329
Total	$10,561,217	$1,263,693,614	$1,045,073	$1,275,299,904
Liabilities
Futures Contracts(2)	$(293,868)	$—	$—	$(293,868)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
EQUITY

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$2,550,721,701	(2)	$—	$—	$2,550,721,701
Common Stocks - Venture Capital	—		—	584,865	584,865
Preferred Stocks - Venture Capital	—		—	2,133,480	2,133,480
Venture Capital Limited Partnership Interests	—		—	15,409,073	15,409,073
Venture Capital Debt Obligations	—		—	1,670,797	1,670,797
High Social Impact Investments	—		10,586,431	3,054,180	13,640,611
Total Investments	$2,550,721,701		$10,586,431	$22,852,395	$2,584,160,527

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
For each Fund, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as each Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation

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adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statements of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Floating Rate Loans: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F. Futures Contracts: The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
G. Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund’s Schedule of Investments.
H. Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
I. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former

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shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
K. Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of each respective Fund’s average daily net assets:
BALANCED

Up to and including $500 Million	0.410%
Over $500 Million up to and including $1 Billion	0.385%
Over $1 Billion	0.350%
BOND

Up to and including $1 Billion	0.300% (0.350% prior to February 1, 2019)
Over $1 Billion	0.290% (0.325% prior to February 1, 2019)
EQUITY

Up to and including $2 Billion	0.500%
Over $2 Billion up to and including $3 Billion	0.425%
Over $3 Billion	0.375%
For the six months ended March 31, 2019, the investment advisory fee for Balanced, Bond and Equity amounted to $1,410,488, $1,943,265 and $5,770,220, respectively, or 0.40% (annualized), 0.33% (annualized) and 0.49% (annualized), respectively, of each Fund’s average daily net assets.
Atlanta Capital Management Company, LLC, an affiliate of CRM, provides sub-advisory services to Equity pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed the following amounts:

	Class A	Class C	Class I	Class R6
BALANCED	0.93%	1.68%	0.68%	0.64%
BOND	0.73%	1.53%	0.53%	0.46%
EQUITY	0.99%	1.74%	0.74%	0.67%

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The expense reimbursement agreements with CRM prior to February 1, 2019 were as follows:

	Class A	Class C	Class I	Class R6
BALANCED	0.94%	1.69%	0.62%	—
BOND	0.88%	1.63%	0.53%	0.53%
EQUITY	1.07%	1.82%	0.70%	0.70%
The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $122,161, $298,277 and $277,134 for Balanced, Bond and Equity, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $420,205, $706,267 and $1,418,054 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds’ principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:

	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts.
Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2019 amounted to $645,822, $253,305 and $1,592,100, respectively, for Class A shares and $270,861, $95,698 and $627,800, respectively, for Class C shares.
The Funds were informed that EVD received $69,145, $25,962 and $64,480 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Funds were also informed that EVD received $957, $2,279 and $1,622 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by each Fund’s shareholders for the same period.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $82,842, $43,418 and $138,903 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
During the six months ended March 31, 2019, CRM reimbursed Bond $4,894 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief

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Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, each Fund’s allocated portion of such expense and reimbursement was $9,850, $16,870 and $33,159 for Balanced, Bond and Equity, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns and principal repayments on floating rate loans, were as follows:

	BALANCED	BOND	EQUITY
Purchases
U.S. Government and Agency Securities	$68,029,856	$327,114,948	$—
Non-U.S. Government and Agency Securities	249,030,620	349,443,506	195,219,998
Total Purchases	$317,060,476	$676,558,454	$195,219,998
Sales
U.S. Government and Agency Securities	$65,726,643	$249,908,360	$—
Non-U.S. Government and Agency Securities	244,857,714	212,172,358	119,557,231
Total Sales	$310,584,357	$462,080,718	$119,557,231
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Bond	Equity
Deferred capital losses:
Short-term	$(4,756,263)	$(1,534,577)
Long-term	—	(700,882)
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2019, as determined on a federal income tax basis, were as follows:

	BALANCED	BOND	EQUITY
Aggregate cost	$675,079,712	$1,261,750,119	$1,559,616,104
Gross unrealized appreciation	$73,893,160	$18,685,713	$1,038,469,448
Gross unrealized depreciation	(11,922,001)	(5,429,796)	(13,925,025)
Net unrealized appreciation (depreciation)	$61,971,159	$13,255,917	$1,024,544,423
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at March 31, 2019 is included in each Fund’s Schedule of Investments. During the six months ended March 31, 2019, Balanced and Bond used futures contracts to hedge against fluctuations in interest rates and to manage overall duration of the Funds.

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At March 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
BALANCED

Derivative	Assets		Liabilities
Futures contracts	$981,430	(1)	($53,039)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
BOND

Derivative	Assets		Liabilities
Futures contracts	$3,464,329	(1)	($293,868)	(1)

(1) Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
At March 31, 2019, Equity did not have any open derivative instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2019 was as follows:
BALANCED

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$943,171	$1,118,274
BOND

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$2,040,304	$5,083,313
The average notional cost of futures contracts outstanding during the six months ended March 31, 2019 was approximately as follows:

	BALANCED	BOND
Futures contracts – long	$32,257,000	$195,475,000
Futures contracts – short	$2,299,000	$2,570,000
NOTE 6 — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.

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Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:

	Balanced	Bond	Equity
Securities on Loan	$12,792,844	$7,984,775	$34,415,605
Collateral Received:
Cash	$706,218	$7,096,888	$—
U.S. Government and/or agencies securities	12,308,540	1,020,000	34,988,679
Total Collateral Received	$13,014,758	$8,116,888	$34,988,679
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

BALANCED
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,227,742	$—	$—	$—	$8,227,742
Corporate Bonds	1,574,897	—	—	—	1,574,897
U.S. Treasury Obligations	3,212,119	—	—	—	3,212,119
Total	$13,014,758	$—	$—	$—	$13,014,758

BOND
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$8,116,888	$—	$—	$—	$8,116,888

EQUITY
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$34,988,679	$—	$—	$—	$34,988,679
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 7 — LINE OF CREDIT
The Funds participate with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable

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to borrow some or all of its requested amounts at any particular time. Equity had no borrowings pursuant to this line of credit during the six months ended March 31, 2019. Balanced and Bond did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 8 — AFFILIATED COMPANIES
The Funds have invested a portion of their assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Funds obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Funds’ investment adviser. CIC may be considered an affiliated person of the Funds based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Funds have filed a request for a new exemptive order from the SEC to permit additional investment in CIC notes.
In addition to the Notes, a Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2019, the value of each Fund’s investment in the Notes and affiliated companies was $4,188,236, $4,971,196 and $10,586,431 for Balanced, Bond and Equity, respectively, which represents 0.56%, 0.39% and 0.40% of net assets for Balanced, Bond and Equity, respectively. Transactions in the Notes and affiliated companies by the Funds for the six months ended March 31, 2019 were as follows:

BALANCED

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,266,666	$—	$—	$4,266,666	$4,169,215	$47,467	$—	$—	$63,189
GEEMF Partners LP(1)(2)(3)	—	—	—	—	19,021	—	—	—	539
TOTALS					$4,188,236	$47,467	$—	$—	$63,728

(1) Restricted security.
(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.

BOND
Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$5,087,392	$—	$—	$5,087,392	$4,971,196	$37,520	$—	$—	$75,344

(1) Restricted security.

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EQUITY
Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$10,833,877	$—	$—	$10,833,877	$10,586,431	$79,900	$—	$—	$160,450

(1) Restricted security.

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NOTE 9 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

BALANCED	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	900,341	$27,742,363	1,232,292	$39,847,094
Reinvestment of distributions	702,672	21,664,261	1,283,609	40,711,883
Shares redeemed	(1,101,169)	(34,077,530)	(2,135,079)	(68,954,544)
Converted from Class C	275,976	8,410,924	—	—
Net increase	777,820	$23,740,018	380,822	$11,604,433

Class C
Shares sold	174,120	$5,162,311	236,651	$7,394,031
Reinvestment of distributions	69,497	2,070,907	130,517	4,007,059
Shares redeemed	(203,719)	(6,084,469)	(411,123)	(12,871,452)
Converted to Class A	(285,606)	(8,410,924)	—	—
Net decrease	(245,708)	($7,262,175)	(43,955)	($1,470,362)

Class I
Shares sold	660,871	$21,084,226	906,024	$29,804,889
Reinvestment of distributions	124,847	3,925,701	186,459	6,023,778
Shares redeemed	(355,945)	(11,246,206)	(538,534)	(17,823,980)
Converted from Class Y	—	—	931,356	31,845,199
Net increase	429,773	$13,763,721	1,485,305	$49,849,886

Class R6 (1)
Shares sold	318	$10,000	—	—
Reinvestment of distributions	1	40	—	—
Net increase	319	$10,040	—	—

Class Y (2)
Shares sold	—	$—	107,268	$3,579,531
Shares redeemed	—	—	(64,654)	(2,159,025)
Converted to Class I	—	—	(939,567)	(31,845,199)
Net decrease	—	$—	(896,953)	($30,424,693)

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOND	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,353,115	$37,033,270	3,010,446	$47,919,869
Reinvestment of distributions	201,154	3,171,400	355,776	5,646,223
Shares redeemed	(2,246,053)	(35,260,560)	(4,766,798)	(75,706,683)
Converted from Class C	319,689	5,047,212	—	—
Net increase (decrease)	627,905	$9,991,322	(1,400,576)	($22,140,591)

Class C
Shares sold	76,265	$1,193,585	159,666	$2,527,749
Reinvestment of distributions	9,902	154,726	21,681	341,665
Shares redeemed	(235,958)	(3,696,064)	(434,491)	(6,852,230)
Converted to Class A	(322,128)	(5,047,212)	—	—
Net decrease	(471,919)	($7,394,965)	(253,144)	($3,982,816)

Class I
Shares sold	18,246,723	$287,363,243	21,588,320	$343,116,106
Reinvestment of distributions	637,875	10,075,541	860,189	13,652,209
Shares redeemed	(8,913,573)	(140,835,067)	(18,809,506)	(301,537,775)
Converted from Class Y	—	—	9,451,082	152,730,431
Net increase	9,971,025	$156,603,717	13,090,085	$207,960,971

Class R6
Shares sold	3,310,450	$52,285,374	9,592,682(1)	$154,573,829(1)
Reinvestment of distributions	109,441	1,726,742	196,074(1)	3,109,189(1)
Shares redeemed	(4,387,793)	(69,060,036)	(1,296,057) (1)	(20,569,906) (1)
Net increase (decrease)	(967,902)	($15,047,920)	8,492,699	$137,113,112

Class Y (2)
Shares sold	—	$—	909,077	$14,783,784
Reinvestment of distributions	—	—	33,027	535,470
Shares redeemed	—	—	(266,596)	(4,333,894)
Converted to Class I	—	—	(9,394,113)	(152,730,431)
Net decrease	—	$—	(8,718,605)	($141,745,071)

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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EQUITY	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,136,806	$141,833,275	1,791,118	$81,264,058
Reinvestment of distributions	2,005,932	88,943,024	2,029,346	87,647,447
Shares redeemed	(2,784,808)	(125,954,407)	(5,734,299)	(259,977,751)
Converted from Class C	1,203,949	52,484,968	—	—
Net increase (decrease)	3,561,879	$157,306,860	(1,913,835)	($91,066,246)

Class C
Shares sold	301,327	$7,540,239	380,163	$10,186,970
Reinvestment of distributions	695,259	17,068,612	666,260	16,949,642
Shares redeemed	(627,264)	(15,871,286)	(1,334,221)	(35,897,758)
Converted to Class A	(2,177,101)	(52,484,968)	—	—
Net decrease	(1,807,779)	($43,747,403)	(287,798)	($8,761,146)

Class I
Shares sold	4,757,641	$250,851,841	6,856,641	$356,188,895
Reinvestment of distributions	1,020,585	52,651,988	974,140	48,356,291
Shares redeemed	(3,279,705)	(170,789,835)	(6,112,228)	(321,026,489)
Converted from Class Y	—	—	4,152,351	218,358,843
Net increase	2,498,521	$132,713,994	5,870,904	$301,877,540

Class R6
Shares sold	12,343	$640,537	15,220(1)	$809,551(1)
Reinvestment of distributions	1,431	73,704	15(1)	739(1)
Shares redeemed	(3,559)	(188,564)	(360) (1)	(20,328) (1)
Net increase	10,215	$525,677	14,875	$789,962

Class Y (2)
Shares sold	—	$—	199,290	$9,214,232
Shares redeemed	—	—	(343,197)	(15,774,929)
Converted to Class I	—	—	(4,598,451)	(218,358,843)
Net decrease	—	$—	(4,742,358)	($224,919,540)

(1) For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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NOTE 10 — CAPITAL COMMITMENTS
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $182,297 and $1,740,840 for Balanced and Equity, respectively, at March 31, 2019. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Balanced’s unfunded capital commitments by investment at March 31, 2019 were as follows:

Name of Investment	Unfunded Commitment at 3/31/19
First Analysis Private Equity Fund IV LP	$60,000
Learn Capital Venture Partners III LP	$122,297
Total	$182,297

Equity’s unfunded capital commitments by investment at March 31, 2019 were as follows:

Name of Investment	Unfunded Commitment at 3/31/19
Accion Frontier Inclusion Fund LP	$294,769
Adobe Capital Social Mezzanine Fund I LP	$36,333
Africa Renewable Energy Fund LP	$45,908
Arborview Capital Partners LP	$73,623
Blackstone Clean Technology Partners LP	$3,170
Bridges Ventures US Sustainable Growth Fund LP	$347,903
China Environment Fund 2004 LP	$37,764
China Environment Fund III LP	$1,205
Core Innovations Capital I LP	$51,766
Cross Culture Ventures I LP	$82,584
DBL Partners III LP	$431,036
First Analysis Private Equity Fund V LP	$18,302
Impact Ventures II LP	$9,632
LeapFrog Financial Inclusion Fund	$78,436
New Markets Education Partners LP	$74,500
New Markets Venture Partners II LP	$25,000
Owl Ventures LP	$65,000
Westly Capital Partners Fund II LP	$103,909
Total	$1,780,840

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CALVERT BALANCED FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Balanced Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three- and five-year periods ended September 30, 2018 and underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2018. The performance data also indicated that the Fund had outperformed its blended benchmark for the one-year period ended September 30, 2018 and underperformed its blended benchmark for the three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CALVERT BOND FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

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Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CALVERT EQUITY FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Equity Fund (the “Fund”), and the investment sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past

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year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser and Sub-Adviser were waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND TRUSTEES

Officers of Calvert Social Investment Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Social Investment Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

90 www.calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT SOCIAL INVESTMENT FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Calvert Equity Fund - Sub-Adviser Atlanta Capital Management Company, LLC 1075 Peachtree Street, Suite 2100 Atlanta, GA 30309	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24204 3.31.19

Calvert Asset Allocation Funds Conservative Allocation Fund • Moderate Allocation Fund Aggressive Allocation Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

Performance and Fund Profile
2	Conservative Allocation Fund
3	Moderate Allocation Fund
4	Aggressive Allocation Fund
5	Endnotes and Additional Disclosures
6	Fund Expenses
9	Financial Statements
49	Board of Trustees’ Contract Approval
58	Officers and Trustees
59	Important Notices

CALVERT CONSERVATIVE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, CIPM, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	1.93%	4.20%	4.63%	7.70%
Class A with 4.75% Maximum Sales Charge	—	—	-2.91	-0.76	3.61	7.17
Class C at NAV	04/29/2005	04/29/2005	1.55	3.39	3.76	6.65
Class C with 1% Maximum Sales Charge	—	—	0.57	2.39	3.76	6.65
Class I at NAV	05/20/2016	04/29/2005	2.11	4.51	4.84	7.81

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	4.63%	4.48%	2.74%	3.76%
Conservative Allocation Blended Benchmark	—	—	2.36	4.84	4.77	7.51

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.96%	1.71%	0.71%

Fund Profile

ASSET ALLOCATION (% of total investments)

Fixed-Income Funds	60.5%
Domestic Equity Funds	23.5%
International and Global Equity Funds	10.1%
U.S. Treasury Obligations	5.8%
Purchased Options	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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CALVERT MODERATE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, CIPM, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	0.24%	4.06%	5.98%	10.04%
Class A with 4.75% Maximum Sales Charge	—	—	-4.55	-0.86	4.95	9.51
Class C at NAV	04/29/2005	04/29/2005	-0.16	3.28	5.18	9.23
Class C with 1% Maximum Sales Charge	—	—	-1.11	2.30	5.18	9.23
Class I at NAV	05/20/2016	04/29/2005	0.31	4.37	6.18	10.15

Russell 3000® Index	—	—	-2.27%	8.77%	10.35%	15.99%
Moderate Allocation Blended Benchmark	—	—	0.25	4.73	6.29	10.53

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.91%	1.66%	0.66%

Fund Profile

ASSET ALLOCATION (% of total investments)

Domestic Equity Funds	42.0%
Fixed-Income Funds	32.7%
International and Global Equity Funds	20.0%
U.S. Treasury Obligations	5.2%
Purchased Options	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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CALVERT AGGRESSIVE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, CIPM, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2005	06/30/2005	-1.61%	3.32%	6.99%	12.03%
Class A with 4.75% Maximum Sales Charge	—	—	-6.30	-1.57	5.95	11.49
Class C at NAV	06/30/2005	06/30/2005	-1.98	2.55	6.05	10.83
Class C with 1% Maximum Sales Charge	—	—	-2.90	1.59	6.05	10.83
Class I at NAV	05/20/2016	06/30/2005	-1.47	3.64	7.19	12.14

Russell 3000® Index	—	—	-2.27%	8.77%	10.35%	15.99%
Aggressive Allocation Blended Benchmark	—	—	-1.63	4.24	7.35	12.83

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.98%	1.73%	0.73%
Net				0.89	1.64	0.64

Fund Profile

ASSET ALLOCATION (% of total investments)

Domestic Equity Funds	61.3%
International and Global Equity Funds	29.7%
Fixed-Income Funds	6.1%
U.S. Treasury Obligations	2.8%
Purchased Options	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

4 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI ACWI ex USA Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. The Aggressive Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for Calvert Aggressive Allocation Fund that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profiles subject to change due to active management.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 5

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

CALVERT CONSERVATIVE ALLOCATION FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,019.30	$2.22**	0.44%
Class C	$1,000.00	$1,015.50	$5.98**	1.19%
Class I	$1,000.00	$1,021.10	$0.60**	0.12%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.74	$2.22**	0.44%
Class C	$1,000.00	$1,019.00	$5.99**	1.19%
Class I	$1,000.00	$1,024.33	$0.61**	0.12%

Effective February 1, 2019, the contractual expense cap of Class I changed. If this change had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

6 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,019.30	$2.22**	0.44%
Class C	$1,000.00	$1,015.50	$5.98**	1.19%
Class I	$1,000.00	$1,021.10	$0.96**	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.74	$2.22**	0.44%
Class C	$1,000.00	$1,019.00	$5.99**	1.19%
Class I	$1,000.00	$1,023.98	$0.96**	0.19%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

CALVERT MODERATE ALLOCATION FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,002.40	$2.15	0.43%
Class C	$1,000.00	$998.40	$5.88	1.18%
Class I	$1,000.00	$1,003.10	$0.60**	0.12%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17	0.43%
Class C	$1,000.00	$1,019.05	$5.94	1.18%
Class I	$1,000.00	$1,024.33	$0.61**	0.12%

Effective February 1, 2019, the contractual expense cap of Class I changed. If this change had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

CALVERT MODERATE ALLOCATION FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,002.40	$2.15	0.43%
Class C	$1,000.00	$998.40	$5.88	1.18%
Class I	$1,000.00	$1,003.10	$0.95**	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17	0.43%
Class C	$1,000.00	$1,019.05	$5.94	1.18%
Class I	$1,000.00	$1,023.98	$0.96**	0.19%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 7

CALVERT AGGRESSIVE ALLOCATION FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$983.90	$2.13**	0.43%
Class C	$1,000.00	$980.20	$5.83**	1.18%
Class I	$1,000.00	$985.30	$0.54**	0.11%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17**	0.43%
Class C	$1,000.00	$1,019.05	$5.94**	1.18%
Class I	$1,000.00	$1,024.38	$0.56**	0.11%

Effective February 1, 2019, the contractual expense cap of Class I changed. If this change had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

CALVERT AGGRESSIVE ALLOCATION FUND	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$983.90	$2.13**	0.43%
Class C	$1,000.00	$980.20	$5.83**	1.18%
Class I	$1,000.00	$985.30	$0.89**	0.18%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.79	$2.17**	0.43%
Class C	$1,000.00	$1,019.05	$5.94**	1.18%
Class I	$1,000.00	$1,024.03	$0.91**	0.18%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

8 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 94.1%
Equity Mutual Funds - 33.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	91,176	2,361,467
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	218,048	4,838,490
Calvert US Large-Cap Core Responsible Index Fund, Class R6	874,098	20,925,907
Calvert US Large-Cap Growth Responsible Index Fund, Class I	313,493	8,859,325
Calvert US Large-Cap Value Responsible Index Fund, Class I	496,275	10,967,681
Calvert US Mid-Cap Core Responsible Index Fund, Class I	56,461	1,467,977
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	392,498	6,413,410
Calvert International Equity Fund, Class R6 (2)	160,207	2,941,406
Calvert International Opportunities Fund, Class I	369,455	5,789,361
Calvert Mid-Cap Fund, Class I	50,382	1,933,169
		66,498,193

Fixed-Income Mutual Funds - 60.5%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,323,022	19,779,181
Calvert Floating-Rate Advantage Fund, Class R6	1,462,476	14,215,268
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,985,499	64,246,245
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	37,027	972,687
Calvert Ultra-Short Duration Income Fund, Class R6	2,065,998	20,577,339
		119,790,720

Total Mutual Funds (Cost $179,842,214)		186,288,913

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 9

U.S. TREASURY OBLIGATIONS - 5.8%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (3)(4)	2,523,449	2,519,825
0.625%, 4/15/23 (3)	3,286,164	3,310,772
0.875%, 1/15/29 (3)	1,913,990	1,977,411
U.S. Treasury Note, 2.375%, 3/15/21	3,837,000	3,844,644

Total U.S. Treasury Obligations (Cost $11,462,848)		11,652,652

Total Purchased Options (Cost $100,493) - 0.1%		115,365

TOTAL INVESTMENTS (Cost $191,405,555) - 100.0%		198,056,930

Total Written Options (Premiums received $57,175) - (0.0)% (5)		(37,310)

Other assets and liabilities, net - (0.0%) (5)		(78,997)
NET ASSETS - 100.0%		197,940,623

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Non-income producing security.
(3) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI EAFE ETF	581	$3,768,366	$67	6/21/19	$34,570
S&P 500 Index	13	3,684,720	2,900	8/16/19	80,795
Total					$115,365

WRITTEN PUT OPTIONS - (0.0)% (5)
EXCHANGE-TRADED OPTIONS – (0.0)% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(13)	$(3,684,720)	$2,525	8/16/19	$(37,310)

10 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	23	6/28/19	$4,901,156	$19,154
U.S. 5-Year Treasury Note	73	6/28/19	8,455,453	85,295
U.S. 10-Year Treasury Note	49	6/19/19	6,086,719	96,308
U.S. Ultra-Long Treasury Bond	45	6/19/19	7,560,000	333,024
Total Long				$533,781
Short:
U.S. Ultra 10-Year Treasury Note	(14)	6/19/19	$(1,858,938)	$850

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 94.8%
Equity Mutual Funds - 62.0%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	261,164	6,764,143
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	693,978	15,399,366
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,613,123	62,558,163
Calvert US Large-Cap Growth Responsible Index Fund, Class I	776,136	21,933,600
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,305,010	28,840,714
Calvert US Mid-Cap Core Responsible Index Fund, Class I	207,932	5,406,237
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	1,142,882	18,674,695
Calvert International Equity Fund, Class R6 (2)	509,879	9,361,380
Calvert International Opportunities Fund, Class I	1,175,853	18,425,616
Calvert Mid-Cap Fund, Class I	120,257	4,614,274
		191,978,188

Fixed-Income Mutual Funds - 32.8%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,645,066	24,593,733
Calvert Floating-Rate Advantage Fund, Class R6	1,410,732	13,712,319
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,380,959	38,381,055
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	60,008	1,576,411
Calvert Ultra-Short Duration Income Fund, Class R6	2,317,916	23,086,446
		101,349,964

Total Mutual Funds (Cost $275,083,249)		293,328,152

12 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 5.1%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (3)(4)	2,377,532	2,374,117
0.625%, 4/15/23 (3)	4,455,524	4,488,887
0.875%, 1/15/29 (3)	2,990,610	3,089,705
U.S. Treasury Note, 2.375%, 3/15/21	6,076,000	6,088,105

Total U.S. Treasury Obligations (Cost $15,818,987)		16,040,814

Total Purchased Options (Cost $195,483) - 0.1%		212,685

TOTAL INVESTMENTS (Cost $291,097,719) - 100.0%		309,581,651

Total Written Options (Premiums received $92,360) - (0.0)% (5)		(60,270)

Other assets and liabilities, net - (0.0%) (5)		(111,791)
NET ASSETS - 100.0%		309,409,590

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Non-income producing security.
(3) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI EAFE ETF	1,381	$8,957,166	$67	6/21/19	$82,170
S&P 500 Index	21	5,952,240	2,900	8/16/19	130,515
Total					$212,685

WRITTEN PUT OPTIONS - (0.0)% (5)
EXCHANGE-TRADED OPTIONS – (0.0)% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(21)	$(5,952,240)	$2,525	8/16/19	$(60,270)

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FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	42	6/28/19	$8,949,938	$31,392
U.S. 10-Year Treasury Note	51	6/19/19	6,335,156	100,239
U.S. Ultra-Long Treasury Bond	36	6/19/19	6,048,000	266,419
Total Long				$398,050
Short:
U.S. 5-Year Treasury Note	(8)	6/28/19	$(926,625)	$(9,267)
U.S. Ultra 10-Year Treasury Note	(19)	6/19/19	(2,522,844)	1,154
Total Short				$(8,113)

See notes to financial statements.

14 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 97.2%
Equity Mutual Funds - 91.1%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	192,190	4,977,718
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	335,835	7,452,185
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,103,130	50,348,941
Calvert US Large-Cap Growth Responsible Index Fund, Class I	508,326	14,365,287
Calvert US Large-Cap Value Responsible Index Fund, Class I	881,607	19,483,506
Calvert US Mid-Cap Core Responsible Index Fund, Class I	135,484	3,522,597
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	941,010	15,376,108
Calvert International Equity Fund, Class R6 (2)	584,405	10,729,672
Calvert International Opportunities Fund, Class I	848,563	13,296,984
Calvert Mid-Cap Fund, Class I	102,115	3,918,152
		143,471,150

Fixed-Income Mutual Funds - 6.1%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	316,682	3,078,150
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	405,879	6,542,771
		9,620,921

Total Mutual Funds (Cost $140,737,437)		153,092,071

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U.S. TREASURY OBLIGATIONS - 2.8%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (3)(4)	1,334,683	1,332,766
0.625%, 4/15/23 (3)	1,453,087	1,463,967
0.875%, 1/15/29 (3)	1,515,242	1,565,451

Total U.S. Treasury Obligations (Cost $4,276,069)		4,362,184

Total Purchased Options (Cost $118,475) - 0.1%		124,176

TOTAL INVESTMENTS (Cost $145,131,981) - 100.1%		157,578,431

Total Written Options (Premiums received $48,379) - (0.0)% (5)		(31,570)

Other assets and liabilities, net - (0.1%)		(79,215)
NET ASSETS - 100.0%		157,467,646

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Non-income producing security.
(3) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI EAFE ETF	938	$6,083,868	$67	6/21/19	$55,811
S&P 500 Index	11	3,117,840	2,900	8/16/19	68,365
Total					$124,176

WRITTEN PUT OPTIONS – (0.0)% (5)
EXCHANGE-TRADED OPTIONS – (0.0)% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(11)	$(3,117,840)	$2,525	8/16/19	$(31,570)

16 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(46)	6/28/19	$(5,328,094)	$(41,784)
U.S. Ultra 10-Year Treasury Note	(12)	6/19/19	(1,593,375)	(35,934)
U.S. Ultra-Long Treasury Bond	(6)	6/19/19	(1,008,000)	(44,169)
Total Short				$(121,887)

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT CONSERVATIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $11,563,341)	$11,768,017
Investments in securities of affiliated issuers, at value (identified cost $179,842,214)	186,288,913
Receivable for investments sold	2,048,517
Receivable for capital shares sold	178,775
Interest receivable	21,464
Dividends receivable - affiliated	339,138
Receivable from affiliate	239
Trustees’ deferred compensation plan	97,563
Other assets	6,827
Total assets	200,749,453

LIABILITIES
Payable for variation margin on open futures contracts	51,873
Written options outstanding, at value (premiums received, $57,175)	37,310
Due to custodian	8,189
Payable for investments purchased	2,319,605
Payable for capital shares redeemed	166,175
Payable to affiliates:
Distribution and service fees	56,218
Sub-transfer agency fee	7,323
Trustees’ deferred compensation plan	97,563
Accrued expenses	64,574
Total liabilities	2,808,830
NET ASSETS	$197,940,623

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$189,924,238
Distributable earnings	8,016,385
Total	$197,940,623

NET ASSET VALUE PER SHARE
Class A (based on net assets of $145,287,486 and 8,575,279 shares outstanding)	$16.94
Class C (based on net assets of $29,462,820 and 1,759,833 shares outstanding)	$16.74
Class I (based on net assets of $23,190,317 and 1,368,015 shares outstanding)	$16.95

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$17.78
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

18 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $16,014,470)	$16,253,499
Investments in securities of affiliated issuers, at value (identified cost $275,083,249)	293,328,152
Receivable for investments sold	3,476,027
Receivable for capital shares sold	512,646
Interest receivable	31,804
Dividends receivable - affiliated	300,097
Trustees’ deferred compensation plan	143,358
Other assets	10,018
Total assets	314,055,601

LIABILITIES
Payable for variation margin on open futures contracts	35,417
Written options outstanding, at value (premiums received, $92,360)	60,270
Due to custodian	1,344
Payable for investments purchased	3,394,576
Payable for capital shares redeemed	833,516
Payable to affiliates:
Distribution and service fees	82,129
Sub-transfer agency fee	15,072
Trustees’ deferred compensation plan	143,358
Other	20
Accrued expenses	80,309
Total liabilities	4,646,011
NET ASSETS	$309,409,590

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$288,313,125
Distributable earnings	21,096,465
Total	$309,409,590

NET ASSET VALUE PER SHARE
Class A (based on net assets of $238,065,399 and 12,672,296 shares outstanding)	$18.79
Class C (based on net assets of $37,692,317 and 2,111,598 shares outstanding)	$17.85
Class I (based on net assets of $33,651,874 and 1,789,803 shares outstanding)	$18.80

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$19.73
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT AGGRESSIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $4,394,544)	$4,486,360
Investments in securities of affiliated issuers, at value (identified cost $140,737,437)	153,092,071
Receivable for variation margin on open futures contracts	14,050
Cash	6,488
Receivable for investments sold	1,564,610
Receivable for capital shares sold	154,074
Interest receivable	8,376
Dividends receivable - affiliated	23,846
Receivable from affiliate	13,758
Trustees’ deferred compensation plan	75,859
Other assets	5,185
Total assets	159,444,677

LIABILITIES
Written options outstanding, at value (premiums received, $48,379)	31,570
Payable for investments purchased	1,670,432
Payable for capital shares redeemed	72,917
Payable to affiliates:
Distribution and service fees	40,679
Sub-transfer agency fee	13,195
Trustees’ deferred compensation plan	75,859
Accrued expenses	72,379
Total liabilities	1,977,031
NET ASSETS	$157,467,646

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$144,815,462
Distributable earnings	12,652,184
Total	$157,467,646

NET ASSET VALUE PER SHARE
Class A (based on net assets of $130,586,703 and 6,680,394 shares outstanding)	$19.55
Class C (based on net assets of $15,528,538 and 934,455 shares outstanding)	$16.62
Class I (based on net assets of $11,352,405 and 578,670 shares outstanding)	$19.62

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$20.52
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT ALLOCATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Dividend income - affiliated issuers	$2,921,313	$4,228,943	$1,979,642
Interest income	24,236	32,538	7,128
Securities lending income, net	21	16	10
Total investment income	2,945,570	4,261,497	1,986,780

EXPENSES
Distribution and service fees:
Class A	173,547	278,713	153,216
Class C	156,287	205,128	84,720
Trustees’ fees and expenses	5,689	8,863	4,510
Custodian fees	19,372	19,433	19,142
Transfer agency fees and expenses	95,968	154,604	117,819
Accounting fees	9,796	9,796	9,796
Professional fees	18,478	22,703	15,782
Registration fees	29,998	31,142	29,220
Reports to shareholders	5,137	9,018	6,479
Miscellaneous	9,251	5,541	7,972
Total expenses	523,523	744,941	448,656
Waiver and/or reimbursement of expenses by affiliate	(17,072)	(7,605)	(77,151)
Reimbursement of expenses-other	(2,684)	(4,117)	(2,096)
Net expenses	503,767	733,219	369,409
Net investment income	2,441,803	3,528,278	1,617,371

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(37,236)	(79,388)	(82,451)
Investment securities - affiliated issuers	389,087	722,283	(809,830)
Futures contracts	161,197	(73,463)	(181,325)
Written options	32,637	74,992	64,357
Capital gains distributions from affiliated issuers	1,782,763	4,934,877	3,606,009
	2,328,448	5,579,301	2,596,760

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	269,309	320,011	131,775
Investment securities - affiliated issuers	(2,481,292)	(9,641,296)	(6,862,220)
Futures contracts	882,898	619,323	(159,473)
Written options	19,865	32,090	16,809
Foreign currency	(2,740)	(6,574)	(7,518)
	(1,311,960)	(8,676,446)	(6,880,627)

Net realized and unrealized gain (loss)	1,016,488	(3,097,145)	(4,283,867)

Net increase (decrease) in net assets resulting from operations	$3,458,291	$431,133	($2,666,496)
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$2,441,803	$3,636,508
Net realized gain	2,328,448	5,376,815
Net change in unrealized appreciation (depreciation)	(1,311,960)	(1,383,784)
Net increase in net assets resulting from operations	3,458,291	7,629,539

Distributions to shareholders:
Class A shares	(4,925,857)	(5,934,409)
Class C shares	(1,030,559)	(1,105,663)
Class I shares	(756,440)	(641,915)
Total distributions to shareholders	(6,712,856)	(7,681,987)

Capital share transactions:
Class A shares	(2,718,905)	11,824,560
Class C shares	(3,740,663)	191,751
Class I shares	3,969,194	16,669,375
Class Y shares (1)	—	(10,313,306)
Net increase (decrease) in net assets from capital share transactions	(2,490,374)	18,372,380

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,744,939)	18,319,932

NET ASSETS
Beginning of period	203,685,562	185,365,630
End of period	$197,940,623	$203,685,562

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

22 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$3,528,278	$3,919,691
Net realized gain	5,579,301	13,369,601
Net change in unrealized appreciation (depreciation)	(8,676,446)	3,356,442
Net increase in net assets resulting from operations	431,133	20,645,734

Distributions to shareholders:
Class A shares	(10,871,444)	(10,925,948)
Class C shares	(2,096,819)	(1,785,549)
Class I shares	(1,449,051)	(906,196)
Total distributions to shareholders	(14,417,314)	(13,617,693)

Capital share transactions:
Class A shares	17,129,424	12,439,986
Class C shares	(5,639,652)	2,180,614
Class I shares	5,734,660	19,636,760
Class Y shares (1)	—	(3,786,643)
Net increase in net assets from capital share transactions	17,224,432	30,470,717

TOTAL INCREASE IN NET ASSETS	3,238,251	37,498,758

NET ASSETS
Beginning of period	306,171,339	268,672,581
End of period	$309,409,590	$306,171,339

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$1,617,371	$1,471,023
Net realized gain	2,596,760	9,254,546
Net change in unrealized appreciation (depreciation)	(6,880,627)	3,482,036
Net increase (decrease) in net assets resulting from operations	(2,666,496)	14,207,605

Distributions to shareholders:
Class A shares	(6,918,488)	(6,331,795)
Class C shares	(1,055,465)	(1,027,180)
Class I shares	(582,950)	(362,126)
Total distributions to shareholders	(8,556,903)	(7,721,101)

Capital share transactions:
Class A shares	9,554,392	7,806,222
Class C shares	(2,232,496)	671,240
Class I shares	78,518	9,877,048
Class Y shares (1)	—	(1,230,496)
Net increase in net assets from capital share transactions	7,400,414	17,124,014

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,822,985)	23,610,518

NET ASSETS
Beginning of period	161,290,631	137,680,113
End of period	$157,467,646	$161,290,631

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

24 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (1) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018(1)	2017(1)	2016(1)	2015(1)	2014
Net asset value, beginning	$17.25		$17.25	$16.48	$16.59	$17.22	$16.88
Income from investment operations:
Net investment income	0.22		0.33	0.30	0.31	0.30	0.29
Net realized and unrealized gain	0.07		0.36	0.96	0.55	0.05	0.83
Total from investment operations	0.29		0.69	1.26	0.86	0.35	1.12
Distributions from:
Net investment income	(0.26)		(0.42)	(0.33)	(0.30)	(0.29)	(0.29)
Net realized gain	(0.34)		(0.27)	(0.16)	(0.67)	(0.69)	(0.49)
Total distributions	(0.60)		(0.69)	(0.49)	(0.97)	(0.98)	(0.78)
Total increase (decrease) in net asset value	(0.31)		—	0.77	(0.11)	(0.63)	0.34
Net asset value, ending	$16.94		$17.25	$17.25	$16.48	$16.59	$17.22
Total return (2)	1.93%	(3)	4.08%	7.84%	5.42%	2.01%	6.78%
Ratios to average net assets: (4)
Total expenses(5)	0.45%	(6)	0.44%	0.51%	0.67%	0.69%	0.68%
Net expenses(5)	0.44%	(6)	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income	2.65%	(6)	1.93%	1.77%	1.90%	1.76%	1.71%
Portfolio turnover	42%	(3)	94%	46%	61%	8%	17%
Net assets, ending (in thousands)	$145,287		$150,237	$138,512	$131,576	$112,881	$92,150

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (1) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018(1)	2017(1)	2016(1)	2015(1)	2014
Net asset value, beginning	$17.05		$17.06	$16.28	$16.40	$17.06	$16.74
Income from investment operations:
Net investment income	0.16		0.20	0.17	0.17	0.13	0.13
Net realized and unrealized gain	0.07		0.36	0.96	0.55	0.06	0.81
Total from investment operations	0.23		0.56	1.13	0.72	0.19	0.94
Distributions from:
Net investment income	(0.20)		(0.30)	(0.19)	(0.17)	(0.16)	(0.13)
Net realized gain	(0.34)		(0.27)	(0.16)	(0.67)	(0.69)	(0.49)
Total distributions	(0.54)		(0.57)	(0.35)	(0.84)	(0.85)	(0.62)
Total increase (decrease) in net asset value	(0.31)		(0.01)	0.78	(0.12)	(0.66)	0.32
Net asset value, ending	$16.74		$17.05	$17.06	$16.28	$16.40	$17.06
Total return (2)	1.55%	(3)	3.30%	7.04%	4.57%	1.03%	5.71%
Ratios to average net assets: (4)
Total expenses(5)	1.21%	(6)	1.19%	1.30%	1.46%	1.44%	1.40%
Net expenses(5)	1.19%	(6)	1.19%	1.19%	1.27%	1.44%	1.40%
Net investment income	1.93%	(6)	1.17%	1.03%	1.07%	0.76%	0.73%
Portfolio turnover	42%	(3)	94%	46%	61%	8%	17%
Net assets, ending (in thousands)	$29,463		$33,843	$33,661	$34,334	$29,932	$25,263

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6) Annualized.
See notes to financial statements.

26 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS I SHARES			2018	2017	2016(1)
Net asset value, beginning	$17.25		$17.23	$16.48	$16.07
Income from investment operations:
Net investment income (2)	0.25		0.41	0.40	0.11
Net realized and unrealized gain	0.07		0.34	0.91	0.43
Total from investment operations	0.32		0.75	1.31	0.54
Distributions from:
Net investment income	(0.28)		(0.46)	(0.40)	(0.13)
Net realized gain	(0.34)		(0.27)	(0.16)	—
Total distributions	(0.62)		(0.73)	(0.56)	(0.13)
Total increase (decrease) in net asset value	(0.30)		0.02	0.75	0.41
Net asset value, ending	$16.95		$17.25	$17.23	$16.48
Total return (3)	2.11%	(4)	4.40%	8.22%	3.40%	(4)
Ratios to average net assets: (5)
Total expenses(6)	0.20%	(7)	0.19%	1.43%	0.97%	(7)
Net expenses(6)	0.12%	(7)	0.09%	0.09%	0.09%	(7)
Net investment income	3.03%	(7)	2.36%	2.37%	1.93%	(7)
Portfolio turnover	42%	(4)	94%	46%	61%	(8)
Net assets, ending (in thousands)	$23,190		$19,605	$3,052	$1,034

(1) From May 20, 2016 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7) Annualized.
(8) For the year ended September 30, 2016.
See notes to financial statements.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (1) (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018(1)	2017(1)	2016(1)	2015(1)	2014
Net asset value, beginning	$19.77		$19.32	$17.86	$18.84	$19.80	$19.04
Income from investment operations:
Net investment income	0.23		0.29	0.28	0.25	0.23	0.20
Net realized and unrealized gain (loss)	(0.28)		1.15	1.93	1.00	(0.04)	1.34
Total from investment operations	(0.05)		1.44	2.21	1.25	0.19	1.54
Distributions from:
Net investment income	(0.31)		(0.47)	(0.28)	(0.24)	(0.21)	(0.19)
Net realized gain	(0.62)		(0.52)	(0.47)	(1.99)	(0.94)	(0.59)
Total distributions	(0.93)		(0.99)	(0.75)	(2.23)	(1.15)	(0.78)
Total increase (decrease) in net asset value	(0.98)		0.45	1.46	(0.98)	(0.96)	0.76
Net asset value, ending	$18.79		$19.77	$19.32	$17.86	$18.84	$19.80
Total return (2)	0.24%	(3)	7.62%	12.86%	7.16%	0.86%	8.27%
Ratios to average net assets: (4)
Total expenses(5)	0.43%	(6)	0.43%	0.50%	0.73%	0.67%	0.64%
Net expenses(5)	0.43%	(6)	0.43%	0.44%	0.56%	0.67%	0.64%
Net investment income	2.47%	(6)	1.47%	1.52%	1.43%	1.14%	1.01%
Portfolio turnover	41%	(3)	73%	45%	61%	8%	10%
Net assets, ending (in thousands)	$238,065		$231,146	$213,343	$203,907	$189,372	$172,244

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (1) (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018(1)	2017(1)	2016(1)	2015(1)	2014
Net asset value, beginning	$18.84		$18.37	$17.11	$18.16	$19.19	$18.55
Income from investment operations:
Net investment income	0.16		0.13	0.14	0.11	0.07	0.09
Net realized and unrealized gain (loss)	(0.28)		1.10	1.84	0.97	(0.02)	1.26
Total from investment operations	(0.12)		1.23	1.98	1.08	0.05	1.35
Distributions from:
Net investment income	(0.25)		(0.24)	(0.25)	(0.14)	(0.14)	(0.12)
Net realized gain	(0.62)		(0.52)	(0.47)	(1.99)	(0.94)	(0.59)
Total distributions	(0.87)		(0.76)	(0.72)	(2.13)	(1.08)	(0.71)
Total increase (decrease) in net asset value	(0.99)		0.47	1.26	(1.05)	(1.03)	0.64
Net asset value, ending	$17.85		$18.84	$18.37	$17.11	$18.16	$19.19
Total return (2)	(0.16)%	(3)	6.83%	12.02%	6.37%	0.09%	7.44%
Ratios to average net assets: (4)
Total expenses(5)	1.18%	(6)	1.18%	1.29%	1.51%	1.42%	1.38%
Net expenses(5)	1.18%	(6)	1.18%	1.19%	1.32%	1.42%	1.38%
Net investment income	1.83%	(6)	0.72%	0.77%	0.68%	0.37%	0.28%
Portfolio turnover	41%	(3)	73%	45%	61%	8%	10%
Net assets, ending (in thousands)	$37,692		$45,880	$42,529	$42,695	$40,560	$37,326

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6) Annualized.
See notes to financial statements.

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CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS I SHARES			2018	2017	2016(1)
Net asset value, beginning	$19.79		$19.36	$17.85	$17.10
Income from investment operations:
Net investment income (2)	0.25		0.33	0.26	0.07
Net realized and unrealized gain (loss)	(0.29)		1.19	2.02	0.76
Total from investment operations	(0.04)		1.52	2.28	0.83
Distributions from:
Net investment income	(0.33)		(0.57)	(0.30)	(0.08)
Net realized gain	(0.62)		(0.52)	(0.47)	—
Total distributions	(0.95)		(1.09)	(0.77)	(0.08)
Total increase (decrease) in net asset value	(0.99)		0.43	1.51	0.75
Net asset value, ending	$18.80		$19.79	$19.36	$17.85
Total return (3)	0.31%	(4)	8.04%	13.26%	4.86%	(4)
Ratios to average net assets: (5)
Total expenses(6)	0.18%	(7)	0.17%	0.55%	0.54%	(7)
Net expenses(6)	0.12%	(7)	0.09%	0.09%	0.09%	(7)
Net investment income	2.75%	(7)	1.70%	1.43%	1.06%	(7)
Portfolio turnover	41%	(4)	73%	45%	61%	(8)
Net assets, ending (in thousands)	$33,652		$29,145	$9,124	$1,049

(1) From May 20, 2016 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7) Annualized.
(8) For the year ended September 30, 2016.
See notes to financial statements.

30 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$21.16		$20.27	$18.12	$19.32	$20.68	$19.38
Income from investment operations:
Net investment income (1)	0.21		0.22	0.23	0.19	0.21	0.18
Net realized and unrealized gain (loss)	(0.69)		1.79	2.82	1.25	(0.08)	1.70
Total from investment operations	(0.48)		2.01	3.05	1.44	0.13	1.88
Distributions from:
Net investment income	(0.36)		(0.44)	(0.23)	(0.15)	(0.21)	(0.18)
Net realized gain	(0.77)		(0.68)	(0.67)	(2.49)	(1.28)	(0.40)
Total distributions	(1.13)		(1.12)	(0.90)	(2.64)	(1.49)	(0.58)
Total increase (decrease) in net asset value	(1.61)		0.89	2.15	(1.20)	(1.36)	1.30
Net asset value, ending	$19.55		$21.16	$20.27	$18.12	$19.32	$20.68
Total return (2)	(1.61%)	(3)	10.19%	17.59%	8.03%	0.41%	9.85%
Ratios to average net assets: (4)
Total expenses(5)	0.53%	(6)	0.52%	0.60%	0.78%	0.77%	0.76%
Net expenses(5)	0.43%	(6)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	2.22%	(6)	1.07%	1.24%	1.10%	1.04%	0.88%
Portfolio turnover	43%	(3)	64%	55%	62%	10%	15%
Net assets, ending (in thousands)	$130,587		$129,981	$116,680	$103,539	$93,928	$83,009

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6) Annualized.
See notes to financial statements.

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CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016	2015	2014
Net asset value, beginning	$18.10		$17.50	$15.85	$17.21	$18.71	$17.71
Income from investment operations:
Net investment income (loss) (1)	0.13		0.06	0.08	0.03	(0.01)	(0.06)
Net realized and unrealized gain (loss)	(0.61)		1.53	2.45	1.10	(0.07)	1.58
Total from investment operations	(0.48)		1.59	2.53	1.13	(0.08)	1.52
Distributions from:
Net investment income	(0.23)		(0.31)	(0.21)	—	(0.14)	(0.12)
Net realized gain	(0.77)		(0.68)	(0.67)	(2.49)	(1.28)	(0.40)
Total distributions	(1.00)		(0.99)	(0.88)	(2.49)	(1.42)	(0.52)
Total increase (decrease) in net asset value	(1.48)		0.60	1.65	(1.36)	(1.50)	1.00
Net asset value, ending	$16.62		$18.10	$17.50	$15.85	$17.21	$18.71
Total return (2)	(1.98%)	(3)	9.39%	16.72%	7.06%	(0.72%)	8.66%
Ratios to average net assets: (4)
Total expenses(5)	1.28%	(6)	1.27%	1.42%	1.60%	1.55%	1.53%
Net expenses(5)	1.18%	(6)	1.18%	1.18%	1.31%	1.55%	1.53%
Net investment income (loss)	1.63%	(6)	0.33%	0.52%	0.20%	(0.05%)	(0.30%)
Portfolio turnover	43%	(3)	64%	55%	62%	10%	15%
Net assets, ending (in thousands)	$15,529		$19,372	$18,045	$17,578	$16,400	$14,557

(1) Computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(6) Annualized.
See notes to financial statements.

32 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,		Period Ended September 30,
CLASS I SHARES			2018	2017	2016(1)
Net asset value, beginning	$21.26		$20.35	$18.14	$17.17
Income from investment operations:
Net investment income (2)	0.23		0.25	0.36	0.01
Net realized and unrealized gain (loss)	(0.69)		1.84	2.77	0.96
Total from investment operations	(0.46)		2.09	3.13	0.97
Distributions from:
Net investment income	(0.41)		(0.50)	(0.25)	—
Net realized gain	(0.77)		(0.68)	(0.67)	—
Total distributions	(1.18)		(1.18)	(0.92)	—
Total increase (decrease) in net asset value	(1.64)		0.91	2.21	0.97
Net asset value, ending	$19.62		$21.26	$20.35	$18.14
Total return (3)	(1.47%)	(4)	10.57%	18.02%	5.65%	(4)
Ratios to average net assets: (5)
Total expenses(6)	0.28%	(7)	0.26%	1.76%	0.57%	(7)
Net expenses(6)	0.11%	(7)	0.08%	0.08%	0.08%	(7)
Net investment income	2.36%	(7)	1.20%	1.91%	0.19%	(7)
Portfolio turnover	43%	(4)	64%	55%	62%	(8)
Net assets, ending (in thousands)	$11,352		$11,938	$1,790	$1,056

(1) From May 20, 2016 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Amounts do not include the expenses of the Underlying Funds and/or unaffiliated funds.
(7) Annualized.
(8) For the year ended September 30, 2016.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Aggressive Allocation Fund (Aggressive), (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Aggressive is to seek long-term capital appreciation. The Funds invest primarily in a combination of other Calvert equity and fixed-income funds (the Underlying Funds).
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and polices of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.

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Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds’ holdings as of March 31, 2019, based on the inputs used to value them:
CONSERVATIVE

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$186,288,913	$—	$—	$186,288,913
U.S. Treasury Obligations	—	11,652,652	—	11,652,652
Purchased Options	115,365	—	—	115,365
Total Investments	$186,404,278	$11,652,652	$—	$198,056,930
Futures Contracts(1)	$534,631	$—	$—	$534,631
Total	$186,938,909	$11,652,652	$—	$198,591,561
Liabilities
Written Options	$(37,310)	$—	$—	$(37,310)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
MODERATE

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$293,328,152	$—	$—	$293,328,152
U.S. Treasury Obligations	—	16,040,814	—	16,040,814
Purchased Options	212,685	—	—	212,685
Total Investments	$293,540,837	$16,040,814	$—	$309,581,651
Futures Contracts(1)	$399,204	$—	$—	$399,204
Total	$293,940,041	$16,040,814	$—	$309,980,855
Liabilities
Futures Contracts(1)	$(9,267)	$—	$—	$(9,267)
Written Options	(60,270)	—	—	(60,270)
Total	$(69,537)	$—	$—	$(69,537)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

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AGGRESSIVE

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$153,092,071	$—	$—	$153,092,071
U.S. Treasury Obligations	—	4,362,184	—	4,362,184
Purchased Options	124,176	—	—	124,176
Total Investments	$153,216,247	$4,362,184	$—	$157,578,431
Liabilities
Futures Contracts(1)	$(121,887)	$—	$—	$(121,887)
Written Options	(31,570)	—	—	(31,570)
Total	$(153,457)	$—	$—	$(153,457)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Futures Contracts: The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
F. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds’ policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As purchasers of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Upon the writing of a call or a put option, the premium received by the Funds is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Funds’ policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, each Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Funds, as writers of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the instrument underlying the written option. The Funds may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are declared and paid quarterly by Conservative and Moderate and annually by Aggressive. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), provides investment advisory services to the Funds. The Funds do not pay advisory fees to CRM for performing investment advisory services. CRM, however, receives advisory fees for managing the Underlying Funds.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses) for Conservative, Moderate and Aggressive exceed 0.44%, 0.44% and 0.43%, respectively, for Class A shares; 1.19%, 1.19% and 1.18%, respectively, for Class C shares; and 0.19%, 0.19% and 0.18% (0.09%, 0.09% and 0.08% prior to February 1, 2019), respectively, for Class I shares of such class’ average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $17,072, $7,605 and $77,151 of Conservative, Moderate and Aggressive, respectively. CRM serves as the administrator of the Funds, but receives no compensation.
The Funds have in effect distribution plans for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds’ principal

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underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Funds also have in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Aggressive paid or accrued for the six months ended March 31, 2019, amounted to $173,547, $278,713 and $153,216, respectively, for Class A shares and $156,287, $205,128 and $84,720, respectively, for Class C shares.
The Funds were informed that EVD received $22,492, $39,730 and $25,972 for Conservative, Moderate and Aggressive, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Funds were also informed that EVD received $1,289, $504 and $633 for Conservative, Moderate and Aggressive, respectively, of contingent deferred sales charges paid by each Fund’s shareholders for the same period.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $15,015, $30,828 and $26,877 for Conservative, Moderate and Aggressive, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, each Fund’s allocated portion of such expense and reimbursement was $2,684, $4,117 and $2,096 for Conservative, Moderate and Aggressive, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Purchases
U.S. Government and Agency Securities	$12,339,850	$19,207,996	$9,018,779
Non-U.S. Government and Agency Securities	67,836,749	113,507,687	60,262,016
Total Purchases	$80,176,599	$132,715,683	$69,280,795
Sales
U.S. Government and Agency Securities	$6,668,105	$10,455,104	$7,689,362
Non-U.S. Government and Agency Securities	77,424,419	110,677,686	57,891,292
Total Sales	$84,092,524	$121,132,790	$65,580,654

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2019, as determined on a federal income tax basis, were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Aggregate cost	$192,787,566	$293,362,824	$146,296,499
Gross unrealized appreciation	$6,296,835	$16,967,762	$11,283,796
Gross unrealized depreciation	(530,150)	(419,268)	(155,321)
Net unrealized appreciation (depreciation)	$5,766,685	$16,548,494	$11,128,475
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts and options contracts outstanding at March 31, 2019 is included in each Fund’s Schedule of Investments. During the six months ended March 31, 2019, each Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At March 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

CONSERVATIVE

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	$115,365		$—
Equity price	Written options	Written options outstanding, at value	—		(37,310)
Interest rate	Futures contracts	Distributable earnings	534,631	*	—
Total			$649,996		($37,310)

* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

MODERATE

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	$212,685		$—
Equity price	Written options	Written options outstanding, at value	—		(60,270)
Interest rate	Futures contracts	Distributable earnings	399,204	*	(9,267)	*
Total			$611,889		($69,537)

* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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AGGRESSIVE

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Purchased options	Investments in securities of unaffiliated issuers, at value	$124,176	$—
Equity price	Written options	Written options outstanding, at value	—	(31,570)
Interest rate	Futures contracts	Distributable earnings	—	(121,887)	*
Total			$124,176	($153,457)

* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2019 was as follows:

CONSERVATIVE
Statement of Operations Caption	Equity price	Interest rate
Net realized gain (loss) on:
Investment securities – unaffiliated issuers*	($72,885)	$—
Futures contracts	(79,918)	241,115
Written options	32,637	—
Total	($120,166)	$241,115

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers*	$18,322	$—
Futures contracts	(8,136)	891,034
Written options	19,865	—
Total	$30,051	$891,034

* Relates to purchased options.

MODERATE
Statement of Operations Caption	Equity price	Interest rate
Net realized gain (loss) on:
Investment securities – unaffiliated issuers*	($163,241)	$—
Futures contracts	(157,539)	84,076
Written options	74,992	—
Total	($245,788)	$84,076

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers*	$24,594	$—
Futures contracts	(4,585)	623,908
Written options	32,090	—
Total	$52,099	$623,908

* Relates to purchased options.

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AGGRESSIVE
Statement of Operations Caption	Equity price	Interest rate
Net realized gain (loss) on:
Investment securities – unaffiliated issuers*	($130,831)	$—
Futures contracts	(162,873)	(18,452)
Written options	64,357	—
Total	($229,347)	($18,452)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers*	$10,876	$—
Futures contracts	1,388	(160,861)
Written options	16,809	—
Total	$29,073	($160,861)

* Relates to purchased options.
The average notional cost of futures contracts and the average number of purchased and written options contracts outstanding during the six months ended March 31, 2019 were approximately as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Futures contracts – long	$33,901,000	$19,542,000	$1,559,000
Futures contracts – short	$5,356,000	$5,248,000	$4,320,000
Purchased options	320	739	596
Written options	(129)	(295)	(252)
NOTE 6 — OVERDRAFT ADVANCES
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSB) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, each Fund is obligated to repay SSB at the current rate of interest charged by SSB for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSB. SSB has a lien on each Fund’s assets to the extent of any overdraft. At March 31, 2019, Conservative and Moderate had a payment due to SSB pursuant to the foregoing arrangement of $8,189 and $1,344, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Funds’ average overdraft advances during the six months ended March 31, 2019 were not significant.
NOTE 7 — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with SSB, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the respective Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the respective Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the respective Fund and cannot be sold or re-pledged by the respective Fund; accordingly, such collateral is not reflected in each Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.

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The Funds did not have any securities on loan at March 31, 2019.
NOTE 8 — LINE OF CREDIT
The Funds participate with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. Moderate and Aggressive had no borrowings pursuant to this line of credit during the six months ended March 31, 2019. Conservative had no borrowings outstanding pursuant to this line of credit at March 31, 2019 and did not have any significant borrowings or allocated fees during the six months then ended.
NOTE 9 — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2019, the value of each Fund’s investment in affiliated companies was $186,288,913, $293,328,152 and $153,092,071 for Conservative, Moderate and Aggressive, respectively, which represents 94.1%, 94.8% and 97.2% of net assets for Conservative, Moderate and Aggressive, respectively. Transactions in affiliated companies by the Funds for the six months ended March 31, 2019 were as follows:
CONSERVATIVE

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	1,769,145	53,037	(499,160)	1,323,022	$19,779,181	$452,169	$(116,233)	$—	$230,400
Bond Fund, Class R6	4,714,353	665,703	(1,394,557)	3,985,499	64,246,245	957,131	(484,117)	—	2,077,070
Emerging Markets Equity Fund, Class I	384,961	209,525	(201,988)	392,498	6,413,410	48,095	(23,355)	—	474,203
Floating-Rate Advantage Fund, Class R6	2,754,465	64,651	(1,356,640)	1,462,476	14,215,268	515,599	(304,535)	—	(281,500)
High Yield Bond Fund, Class I	—	145,614	(108,587)	37,027	972,687	35,286	31,089	—	15,377
International Equity Fund, Class I	—	164,412	(164,412)	—	—	25,673	195,295	—	—
International Equity Fund, Class R6	—	160,207	—	160,207	2,941,406	—	—	—	46,460
International Opportunities Fund, Class I	324,772	65,787	(21,104)	369,455	5,789,361	95,789	(39,447)	390,195	(897,012)
International Responsible Index Fund, Class I	383,760	22,105	(187,817)	218,048	4,838,490	172,611	(411,483)	—	(281,077)
Long-Term Income Fund, Class I	3	—	(3)	—	—	—	(2)	—	1
Mid-Cap Fund, Class I	53,047	5,860	(8,525)	50,382	1,933,169	7,806	(7,326)	100,051	(116,051)

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Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Small-Cap Fund, Class I	108,092	15,084	(32,000)	91,176	$2,361,467	$6,536	$(61,652)	$139,745	$(246,282)
Ultra-Short Duration Income Fund, Class R6	281,969	3,313,448	(1,529,419)	2,065,998	20,577,339	71,096	1,345,247	—	(1,332,872)
US Large-Cap Core Responsible Index Fund, Class R6	617,443	268,946	(12,291)	874,098	20,925,907	207,955	32,571	442,547	(414,449)
US Large-Cap Growth Responsible Index Fund, Class I	315,849	36,265	(38,621)	313,493	8,859,325	79,040	93,157	364,692	(587,729)
US Large-Cap Value Responsible Index Fund, Class I	495,272	45,033	(44,030)	496,275	10,967,681	200,106	(26,813)	280,989	(752,053)
US Mid-Cap Core Responsible Index Fund, Class I	150,941	17,606	(112,086)	56,461	1,467,977	46,421	166,691	64,544	(415,778)
TOTALS					$186,288,913	$2,921,313	$389,087	$1,782,763	($2,481,292)

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MODERATE

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	2,359,080	121,355	(835,369)	1,645,066	$24,593,733	$568,719	$(242,980)	$—	$283,500
Bond Fund, Class R6	2,885,743	1,179,238	(1,684,022)	2,380,959	38,381,055	587,312	(516,272)	—	1,456,725
Emerging Markets Equity Fund, Class I	956,429	512,986	(326,533)	1,142,882	18,674,695	146,123	(348,224)	—	1,554,685
Floating-Rate Advantage Fund, Class R6	2,154,334	34,880	(778,482)	1,410,732	13,712,319	426,788	(171,866)	—	(313,054)
High Yield Bond Fund, Class I	—	227,648	(167,640)	60,008	1,576,411	55,107	47,437	—	24,931
International Equity Fund, Class I	241,340	282,832	(524,172)	—	—	97,653	660,687	—	(502,649)
International Equity Fund, Class R6	—	509,879	—	509,879	9,361,380	—	—	—	147,865
International Opportunities Fund, Class I	1,019,753	193,177	(37,077)	1,175,853	18,425,616	291,003	(34,862)	1,185,396	(2,767,919)
International Responsible Index Fund, Class I	1,065,108	70,817	(441,947)	693,978	15,399,366	462,644	(885,389)	—	(860,941)
Mid-Cap Fund, Class I	110,893	15,267	(5,903)	120,257	4,614,274	18,151	(17,735)	232,643	(237,111)
Small-Cap Fund, Class I	285,957	53,393	(78,186)	261,164	6,764,143	18,201	(162,262)	389,158	(670,611)
Ultra-Short Duration Income Fund, Class R6	640,509	3,277,272	(1,599,865)	2,317,916	23,086,446	86,051	1,802,979	—	(1,772,701)
US Large-Cap Core Responsible Index Fund, Class R6	2,088,289	848,365	(323,531)	2,613,123	62,558,163	641,212	372,688	1,364,559	(1,914,380)
US Large-Cap Growth Responsible Index Fund, Class I	719,103	91,871	(34,838)	776,136	21,933,600	186,804	7,322	861,918	(1,167,836)
US Large-Cap Value Responsible Index Fund, Class I	1,200,123	146,405	(41,518)	1,305,010	28,840,714	502,162	(80,278)	705,136	(1,862,515)
US Mid-Cap Core Responsible Index Fund, Class I	439,750	59,667	(291,485)	207,932	5,406,237	141,013	291,038	196,067	(1,039,285)
TOTALS					$293,328,152	$4,228,943	$722,283	$4,934,877	($9,641,296)

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AGGRESSIVE

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	270,645	2,296	(272,941)	—	$—	$—	$(41,248)	$—	$38,526
Bond Fund, Class R6	730,757	914,818	(1,239,696)	405,879	6,542,771	100,306	(60,933)	—	223,710
Emerging Markets Equity Fund, Class I	653,545	468,967	(181,502)	941,010	15,376,108	110,334	(96,727)	—	994,948
Floating-Rate Advantage Fund, Class R6	326,141	317,856	(327,315)	316,682	3,078,150	19,684	(24,089)	—	(7,176)
International Equity Fund, Class I	491,570	120,710	(612,280)	—	—	134,101	890,934	—	(1,103,254)
International Equity Fund, Class R6	—	584,405	—	584,405	10,729,672	—	—	—	169,477
International Oppurtunities Fund, Class I	738,783	109,780	—	848,563	13,296,984	210,148	—	856,034	(2,094,671)
International Responsible Index Fund, Class I	596,346	37,846	(298,357)	335,835	7,452,185	276,700	(885,625)	—	(378,036)
Mid-Cap Fund, Class I	89,042	48,501	(35,428)	102,115	3,918,152	13,950	(115,806)	178,804	(31,510)
Small-Cap Fund, Class I	181,657	60,463	(49,930)	192,190	4,977,718	10,734	(140,177)	229,503	(390,077)
US Large-Cap Core Responsible Index Fund, Class R6	1,616,931	614,170	(127,971)	2,103,130	50,348,941	563,861	(239,277)	1,199,949	(1,587,601)
US Large-Cap Growth Responsible Index Fund, Class I	489,935	40,939	(22,548)	508,326	14,365,287	119,919	70,537	553,310	(833,288)
US Large-Cap Value Responsible Index Fund, Class I	839,438	80,798	(38,629)	881,607	19,483,506	331,304	(65,273)	465,217	(1,289,486)
US Mid-Cap Core Responsible Index Fund, Class I	295,091	12,752	(172,359)	135,484	3,522,597	88,601	(102,146)	123,192	(573,782)
TOTALS					$153,092,071	$1,979,642	($809,830)	$3,606,009	($6,862,220)

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NOTE 10 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

CONSERVATIVE	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,042,282	$17,380,632	2,180,976	$37,596,738
Reinvestment of distributions	293,702	4,664,044	327,801	5,609,954
Shares redeemed	(1,648,847)	(27,671,132)	(1,827,394)	(31,382,132)
Converted from Class C	176,352	2,907,551	—	—
Net increase (decrease)	(136,511)	($2,718,905)	681,383	$11,824,560

Class C
Shares sold	152,002	$2,489,322	318,703	$5,409,924
Reinvestment of distributions	61,435	960,302	59,877	1,013,444
Shares redeemed	(260,387)	(4,282,736)	(366,667)	(6,231,617)
Converted to Class A	(178,649)	(2,907,551)	—	—
Net increase (decrease)	(225,599)	($3,740,663)	11,913	$191,751

Class I
Shares sold	494,380	$8,316,098	773,598	$13,281,667
Reinvestment of distributions	47,475	754,610	36,804	629,265
Shares redeemed	(310,494)	(5,101,514)	(414,494)	(7,122,753)
Converted from Class Y	—	—	563,657	9,881,196
Net increase	231,361	$3,969,194	959,565	$16,669,375

Class Y (1)
Shares sold	—	$—	58,801	$1,022,522
Shares redeemed	—	—	(83,453)	(1,454,632)
Converted to Class I	—	—	(563,812)	(9,881,196)
Net decrease	—	$—	(588,464)	($10,313,306)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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MODERATE	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,126,755	$20,868,185	1,972,821	$38,427,168
Reinvestment of distributions	616,937	10,547,641	548,409	10,512,164
Shares redeemed	(1,138,433)	(21,081,556)	(1,876,516)	(36,499,346)
Converted from Class C	377,976	6,795,154	—	—
Net increase	983,235	$17,129,424	644,714	$12,439,986

Class C
Shares sold	167,475	$2,921,727	516,056	$9,558,830
Reinvestment of distributions	124,035	2,010,602	92,257	1,686,140
Shares redeemed	(216,883)	(3,776,827)	(488,781)	(9,064,356)
Converted to Class A	(397,749)	(6,795,154)	—	—
Net increase (decrease)	(323,122)	($5,639,652)	119,532	$2,180,614

Class I
Shares sold	442,526	$8,137,192	963,236	$18,817,191
Reinvestment of distributions	82,929	1,421,390	45,170	866,944
Shares redeemed	(208,662)	(3,823,922)	(224,960)	(4,394,879)
Converted from Class Y	—	—	218,239	4,347,504
Net increase	316,793	$5,734,660	1,001,685	$19,636,760

Class Y (1)
Shares sold	—	$—	31,981	$630,011
Shares redeemed	—	—	(3,557)	(69,150)
Converted to Class I	—	—	(218,464)	(4,347,504)
Net decrease	—	$—	(190,040)	($3,786,643)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 47

AGGRESSIVE	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	486,514	$9,358,422	1,019,658	$20,984,060
Reinvestment of distributions	386,141	6,684,101	300,628	6,057,659
Shares redeemed	(460,045)	(8,800,170)	(933,779)	(19,235,497)
Converted from Class C	124,517	2,312,039	—	—
Net increase	537,127	$9,554,392	386,507	$7,806,222

Class C
Shares sold	57,208	$935,107	198,663	$3,510,706
Reinvestment of distributions	70,530	1,039,612	57,534	997,061
Shares redeemed	(117,411)	(1,895,176)	(216,983)	(3,836,527)
Converted to Class A	(146,276)	(2,312,039)	—	—
Net increase (decrease)	(135,949)	($2,232,496)	39,214	$671,240

Class I
Shares sold	149,306	$2,772,167	443,339	$9,214,545
Reinvestment of distributions	32,112	557,467	17,836	360,106
Shares redeemed	(164,362)	(3,251,116)	(88,806)	(1,836,574)
Converted from Class Y	—	—	101,282	2,138,971
Net increase	17,056	$78,518	473,651	$9,877,048

Class Y (1)
Shares sold	—	$—	47,128	$973,817
Shares redeemed	—	—	(3,134)	(65,342)
Converted to Class I	—	—	(101,313)	(2,138,971)
Net decrease	—	$—	(57,319)	($1,230,496)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

48 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 49

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Conservative Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

50 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- and five-year periods ended September 30, 2018, underperformed the median of the Fund’s peer universe for the three-year period ended September 30, 2018, and outperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2018. The performance data also indicated that the Fund had outperformed its blended benchmark for the one-year period ended September 30, 2018 and underperformed its blended benchmark for the three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 51

CALVERT MODERATE ALLOCATION FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

52 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Moderate Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 53

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one-, three-and five-year periods ended September 30, 2018 and underperformed its benchmark index and its blended benchmark for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

54 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 55

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Aggressive Allocation Fund (the “Fund”) is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

56 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- and five-year periods ended September 30, 2018 and underperformed the median of the Fund’s peer universe for the three-year period ended September 30, 2018. The performance data also indicated that the Fund had underperformed its benchmark index and its blended benchmark for the one-, three-and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into consideration that the Fund does not pay an advisory fee to CRM for advisory services but that CRM does receive advisory fees from the underlying funds in which the Fund invests. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the compensation structure was reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale

The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board noted that the Fund did not pay an advisory fee to the Adviser. As a result, the Board did not take into account any economies of scale to be realized with respect to the advisory fee. The Board noted, however, that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 57

OFFICERS AND TRUSTEES

Officers of Calvert Asset Allocation Funds

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Asset Allocation Funds

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

58 www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 59

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CALVERT ASSET ALLOCATION FUNDS
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24206 3.31.19

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:     /s/ John H. Streur
John H. Streur
President

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 28, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 28, 2019